ANNUAL REPORT March 31, 2000


LOGO: NUVEEN Investments

Invest well.
Look ahead.
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Exchange-Traded Funds


Dependable, tax-free income to help you keep more of what you earn.


SELECT PORTFOLIOS
NXP
NXQ
NXR
NXC
NXN


PHOTO OF: WATER
PHOTO OF: HANDS

Financial Information
As of March 31, 2000



CREDIT QUALITY                     PERFORMANCE HIGHLIGHTS

Nuveen Select Tax-Free Income Portfolio (NXP)

Pie Chart:
AAA/U.S. Guaranteed                61%
AA                                  8%
A                                  20%
BBB/NR                             11%

                    o    Monthly dividend per share of $.075
                    o    Market yield on share price of 6.58%
                    o    Taxable-equivalent yield on share price of 9.54% *


Nuveen Select Tax-Free Income Portfolio 2 (NXQ)

Pie Chart:
AAA/U.S. Guaranteed                63%
AA                                 15%
A                                  10%
BBB/NR                             12%

                    o    Monthly dividend per share of $.0725
                    o    Market yield on share price of 6.50%
                    o    Taxable-equivalent yield on share price of 9.42% *


Nuveen Select Tax-Free Income Portfolio 3 (NXR)

Pie Chart:
AAA/U.S. Guaranteed                53%
AA                                 24%
A                                  11%
BBB/NR                             12%

                    o    Monthly dividend per share of $.068
                    o    Market yield on share price of 6.34%
                    o    Taxable-equivalent yield on share price of 9.19% *


Nuveen Insured California Select Tax-Free Income Portfolio (NXC)

Pie Chart:
Insured                            68%
Insured U.S. Guaranteed            32%

                    o    Monthly dividend per share of $.066
                    o    Market yield on share price of 5.76%
                    o    Taxable-equivalent yield on share price of 9.22% *


Nuveen Insured New York Select Tax-Free Income Portfolio (NXN)

Pie Chart:
Insured                            57%
Insured U.S. Guaranteed            39%
U.S. Guaranteed                    4%

                    o    Monthly dividend per share of $.065
                    o    Market yield on share price of 6.15%
                    o    Taxable-equivalent yield on share price of 9.53% *


  Past performance is not predictive of future results.

* For investors in the 31% federal plus applicable state income tax rate. Please refer to your fund's individual Performance Overview in this report for more information.


   CONTENTS
 1 Dear Shareholder
 3 Portfolio Manager Commentary
 6 NXP Performance Overview
 7 NXQ Performance Overview
 8 NXR Performance Overview
 9 NXC Performance Overview
10 NXN Performance Overview
11 Report of Independent Auditors
12 Portfolio of Investments
28 Statement of Net Assets
29 Statement of Operations
30 Statement of Changes in Net Assets
32 Notes to Financial Statements
37 Financial Highlights
40 Building Your Wealth Automatically
41 Fund Information

Photo of: Timothy R. Schwertfeger
          Chairman of the Board

Sidebar text: Wealth takes a lifetime to build. Once achieved, it should be preserved.

Dear Shareholder
The primary objective of the Nuveen Exchange-Traded Select Portfolios is to provide dependable, attractive tax-free dividends, and I am pleased to report that your Portfolio continued to achieve this goal during the period covered by this report. Your portfolio manager and I appreciate this opportunity to review with you the investment environment and the performance of your Nuveen investment for this period.

A CHALLENGING INVESTMENT ENVIRONMENT
As of March 31, 2000, the U.S. economy had completed 108 consecutive months of expansion, the longest continuous period of economic growth in U.S. history. While the strong growth trends and benign inflation that have been the hallmarks of this expansion largely remained in place, any economic report that suggested either acceleration or slowdown from present levels sparked increasingly volatile swings in the equity markets. Increased consumer spending, which accounted for two-thirds of all economic activity, was a primary source of inflation worry for the Federal Reserve, while the scarcity of qualified workers, as evidenced by continued low unemployment levels, prompted concerns about a potentially inflationary impact on wages and, ultimately, consumer prices.

As part of its efforts to slow the pace of economic growth and forestall inflation, the Fed in March again raised the federal funds rate, which sets the standard for short-term market rates, bringing it to 6.00%. Concurrent with this latest increase, the Fed indicated its concern that an inflationary imbalance could be triggered if consumer demand continued to exceed the growth in supply. This left the door open for additional tightenings later in the year.

MUNICIPAL BOND PERFORMANCE
The cumulative effect of the Fed's five interest rate hikes and various other economic events over the past 12 months had a negative impact on the fixed-income markets, including municipal bonds. With the Fed's monetary tightening prompting a rise in market yields, municipal bond prices slumped.

On a more positive note, our exchange-traded municipal bond funds continued to offer attractive, dependable income in a market that places a high premium on yield. At the end of March 2000, long-term municipal yields, as represented by the Bond Buyer 25 Revenue Index, offered over 103% of 30-year Treasury yields, compared with the historical average of 86% for the period 1986-1999. For investors, this meant that quality long-term municipal bonds offered higher yields than long-term Treasury bonds, even before the tax advantages of municipals were taken into account. Of course, Treasuries are backed by the full faith and credit of the U.S. government. Even so, on an after-tax basis, municipal bonds continued to represent an exceptionally attractive investment option relative to Treasuries.

During 1999, we saw the national supply of municipal bonds drop 21% from the near-record levels of 1998, and this trend has continued into 2000, with first quarter 2000 issuance down 34% from that of a year earlier. Much of this decline was due to the higher interest rate environment, which deterred municipalities from issuing new debt and removed much of the incentive to refund existing bonds. On the demand side, we anticipate that individual investors interested in rebalancing their portfolios will increasingly look to municipal bonds in the months ahead. With the outlook for tighter supply and stronger demand, Nuveen's established market position as the leading sponsor of exchange-traded municipal bond funds should give us excellent access to bond offerings that have the potential to add value for our shareholders.

AN OPPORTUNE TIME TO PURCHASE ADDITIONAL SHARES
The lure of the equity markets, year-end tax sell-offs, and Y2K concerns all contributed to a decline in share price for our exchange-traded funds over the past year. The current investment environment, with its higher interest rates and prospects for additional rate increases, could represent an opportune time to explore the purchase of additional shares of your exchange-traded portiflio. Your financial adviser can serve as a valuable resource by helping you establish a reinvestment plan that allows you to automatically purchase shares of your Portoflio, compounding your investment and providing the potential for additional tax-free income. For more information on Nuveen's Exchange-Traded Portoflio reinvestment plan, contact your financial adviser, or call Nuveen at
(800) 257-8787.

Since 1898, Nuveen has been synonymous with investments that stand the test of time. We remain committed to maintaining that reputation and finding the best ways to serve your evolving investment needs. Thank you for your continued confidence.

Sincerely,


/S/ TIMOTHY R. SCHWERTFEGER

TIMOTHY R. SCHWERTFEGER
Chairman of the Board

May 15, 2000



Sidebar text: "With the outlook for tighter supply and stronger demand, Nuveen's established market position as the leading sponsor of exchange-traded municipal bond portfolios should give us excellent access to bond offerings that have the potential to add value for our shareholders."

Nuveen Select Portfolios
Portfolio Manager Commentary

PORTFOLIO MANAGER TOM SPALDING REVIEWS THE NATIONAL ECONOMY, ITS IMPACT ON THE MUNICIPAL MARKET AND PORTFOLIO PERFORMANCE, AND THE KEY STRATEGIES USED TO MANAGE THE NUVEEN SELECT PORTFOLIOS. TOM, WHO HAS 24 YEARS OF EXPERIENCE AS AN INVESTMENT PROFESSIONAL AT NUVEEN, HAS MANAGED THE NATIONAL SELECT PORTFOLIOS SINCE FEBRUARY 1999, ADDING THE CALIFORNIA AND NEW YORK SELECT PORTFOLIOS IN JULY 1999.


WHAT FACTORS AFFECTED THE U.S. ECONOMY OVER THE 12 MONTHS ENDED MARCH 31, 2000? By the end of March, the United States was completing its ninth year of uninterrupted economic expansion, the longest such expansion in the nation's history. The economy continued to be characterized by robust growth, relatively low inflation, and unemployment levels that ranked among the lowest in three decades. Economic growth for the first quarter of 2000, as measured by the change in gross domestic product (GDP), rose at an annual rate of 5.4%, a sharp decrease from the 7.3% seen in the fourth quarter of 1999, but still above the 3% to 4% growth rate the Federal Reserve finds comfortable. Following an increase of 0.7% in March, the gain in the Consumer Price Index stood at 3.7% for the past 12 months. As of March 31, 2000, U.S. unemployment was 4.1%, down from 4.2% at the end of March 1999. In California and New York, the March 2000 unemployment figures were 4.9% and 4.6%, respectively. Perhaps more importantly, during the first three months of 2000, labor costs, including wages and benefits, took their biggest jump in 10 years.

All of this exacerbated the Federal Reserve's concern that the persistent pace of growth, particularly as evidenced in unabated consumer spending and tight labor markets, would eventually trigger a resurgence of inflation. To pre-empt this threat, the Fed in June 1999 began a series of five quarter-point increases in short-term interest rates, eventually bringing the fed funds rate to 6%. The constant speculation about the timing and degree of the Fed's next move contributed to investor uncertainty, with the equity markets increasing in volatility as the fixed-income markets contended with the price declines that accompany higher interest rates. At the same time, the rate increases seemed to have little impact on consumer spending, which posted its largest increase in nearly 17 years during first quarter 2000. Abundant jobs, stock market gains, and rising incomes put Americans in a buying mood, and their spending continued to serve as the main engine powering the country's economic expansion.

In keeping with its vigilant stance on inflation, the Fed continues to closely monitor the pace of economic growth for any signs of imbalance, particularly in the ratio between consumer demand and supply and the potential impact of higher labor costs on product prices. Given first quarter economic reports, expectations are that the Fed will find sufficient grounds for additional tightenings in 2000. Investors continue to hope that these moves are successful in engineering a soft landing for the U.S. economy.



HOW DID THESE EVENTS IMPACT THE MUNICIPAL MARKET?
During the first three months of 2000, new municipal issuance across the nation declined 34% from levels seen during the first quarter of 1999. The supply of new bonds in California and New York closely paralleled this decrease, with drops of 30% and 29%, respectively, during the same period. This continued the trend begun in 1999, as the rising interest rate environment deterred some municipalities from issuing new bonds or refinancing old debt. In addition, robust tax revenue collections have enabled many state and local governments to use more pay-as-you-go financings rather than bond issuance to fund projects.

Overall, the decline in supply helped to offset some of the negative impact that higher interest rates and equity market activity had on the demand for municipal bonds and, ultimately, on bond prices. According to data released by the Federal Reserve Board, demand for municipal bonds on the part of individual investors continued to grow in 1999, maintaining a trend seen over the past four years. While total U.S. municipal debt grew by 5% in 1999, holdings by individual investors more than doubled that rate at 11%, providing good support for the municipal market. These investors now hold 34% of the outstanding municipal debt in the U.S. This exceeds the amount held by mutual and money market funds, which together account for 29%.

Demand from property and casualty insurance companies, the fourth largest group of municipal bond holders with 14% of the total, declined slightly in 1999. In California and New York, demand for municipal paper remained stronger than in other states due in part to the high tax rates in these two states. As a result, new California and New York offerings were met with steady interest by both institutional and individual investors.

The economic prosperity of the past decade has benefited all sectors of the municipal bond market, resulting in continued upgrades in debt ratings. In 1999, upgrades by Standard & Poor's outnumbered downgrades by a ratio of almost 4 to
1. In fact, the fourth quarter of 1999 marked the 17th consecutive quarter in which upgrades exceeded downgrades. The tax-backed sector, which includes general obligation bonds issued by states, local municipalities, and school and special purpose districts, fared particularly well in 1999, with upgrades outnumbering downgrades 30 to 1.


WERE THE NUVEEN SELECT PORTFOLIOS' DIVIDENDS AFFECTED BY THIS ENVIRONMENT?
The Nuveen Select Portfolios were established in 1992 with the goal of providing income stability over the defined term of 25 years, with a liquidation date of 2017. Over the past year, the Portfolios performed exactly as they were designed to do, as good call protection helped to support the dividends of these Portfolios and shield their income from erosion. As of the end of March 2000, the national Portfolios had provided shareholders with steady dividends for periods ranging from 17 to 35 consecutive months. NXC had offered 25 consecutive months of stable dividends, while NXN's record of steady dividends extended to 84 consecutive months. All of the Nuveen Select Portfolios continued to provide competitive market yields, as shown in the table below.


OVERALL, HOW DID THE NUVEEN SELECT PORTFOLIOS PERFORM OVER THE PAST YEAR?
The fact that these uniquely structured investments continued to produce positive total returns on net asset value (NAV) despite the bond market of the past 12 months demonstrates, in our opinion, just how well they were constructed eight years ago. For the 12 months ended March 31, 2000, the Nuveen Select Portfolios' total returns on NAV ranged from 0.90% to 1.62%, providing taxable-equivalent total returns1 between 3.62% and 4.29%, as shown in the accompanying table. For comparison purposes, the annual returns for the Portfolios' benchmarks--the Lehman Brothers Municipal Bond Index, Lehman California Insured Tax-Exempt Bond Index, and Lehman New York Insured Tax-Exempt Bond Index2--and Lipper Peer Groups3 are also presented.

                                                               LEHMAN
                                             TOTAL RETURN       TOTAL    LIPPER
                  MARKET YIELD                     ON NAV     RETURN2  AVERAGE3
          --------------------     ----------------------     -------  --------
                                    1-Year                     1-Year    1-Year
                      Taxable-      Ended        Taxable-       Ended     Ended
          3/31/00  Equivalent1     3/31/00    Equivalent1     3/31/00   3/31/00
          -------    ---------     -------    -----------     -------   -------
NXP         6.58%        9.54%       1.62%          4.29%      -0.08%   -0.82%
          -------    ---------     -------      ---------      ------   -------
NXQ         6.50%        9.42%       1.43%          4.03%      -0.08%   -0.82%
          -------    ---------     -------      ---------      ------   -------
NXR         6.34%        9.19%       1.11%          3.62%      -0.08%   -0.82%
          -------    ---------     -------      ---------      ------   -------
NXC         5.76%        9.22%       0.90%          4.10%      -0.61%   -3.48%
          -------    ---------     -------      ---------      ------   -------
NXN         6.15%        9.53%       1.21%          4.16%      -0.65%   -2.99%
          -------    ---------     -------      ---------      ------   -------
Past performance is not predictive of future results.
For additional information, see the individual Performance Overview for your Portfolio in this report.

The outperformance of the Select Portfolios' total returns on NAV relative to their respective Lehman benchmarks can be attributed largely to their durations. Duration measures a bond fund's price volatility, or reaction to interest rate movements. The shorter the duration, the less sensitive the fund's NAV is to changes in interest rates. As of March 31, 2000, the average durations of the three national Portfolios ranged from 3.04 to 3.63, compared with the Lehman Brothers Municipal Bond Index's 7.39. NXC had an average duration of 3.59, compared with 9.01 for the Lehman California Insured Tax-Exempt Bond Index, and NXN's average duration was 3.10, compared with 8.33 for the Lehman New York Insured Tax-Exempt Bond Index. During a period of falling interest rates, a short duration can limit the ability of a fund's NAV to participate fully in market gains. However, when interest rates rise (and bond values correspondingly fall), a short duration can make the fund's NAV less vulnerable to price declines. Over the 12 months ended March 2000, the yield on the Bond Buyer 25 Revenue Bond Index4 rose from 5.29% to 6.03%. This meant that portfolios with shorter durations, like the Nuveen Select Portfolios, were more likely to outperform the market, as represented by the Lehman indexes.

In addition to the low volatility provided by the Portfolios' shorter durations, their performance also benefited from their holdings of high-coupon bonds, which provided higher levels of income.


WHAT ABOUT THE PORTFOLIOS' SHARE PRICE PERFORMANCE?
During the past 12 months, rising interest rates, inflation worries, and constant speculation about the Federal Reserve's next move created a negative environment in the fixed-income markets. In addition, concerns about the impact of the transition to the year 2000 precipitated an early start to 1999's tax-swap season, as investors attempted to offset profits in the equity markets by selling fixed-income investments at a loss. The liquidity concerns engendered by Y2K also prompted some investors with cash to opt for money market funds and other short-term instruments rather than long-term fixed-income investments over the year-end.

All of these factors negatively impacted the market demand for exchange-traded portfolios, including the Nuveen Select Portfolios. While we have seen some improvement over the past three months, overall the Portfolios' share prices declined from their positions as of March 31, 1999. The table on page five illustrates the Portfolios' share price and NAV activity over the past 12 months.



1 The taxable-equivalent yield/total return represents the yield/total return that must be earned on a taxable investment in order to equal the yield/total return of the Nuveen portfolio on an after-tax basis. For the national Select Portfolios, the taxable-equivalent yield is based on the portfolio's current market yield and a federal income tax rate of 31%, while the taxable-equivalent yields for the California and New York portfolios are based on their current market yields and a combined federal and state income tax rate of 37.5% and 35.5%, respectively. The taxable-equivalent total returns are based on the annualized total return and the 31% federal income tax rate plus the appropriate state income tax rate, if applicable.

2 The performance of NXP, NXQ, and NXR is compared with that of the Lehman Brothers Municipal Bond Index, an unleveraged index comprising a broad range of investment-grade municipal bonds. The performances of NXC and NXN are compared with those of the Lehman Insured Tax-Exempt Bond Indexes for California and New York, respectively. These unleveraged indexes comprise a broad range of insured municipal bonds within each of those states. Results for the Lehman indexes do not reflect any expenses.

3 The total returns for NXP, NXQ, and NXR are compared with the average annualized return of the 17 funds in the Lipper General and Insured Unleveraged Municipal Debt Funds category. NXC's total return is compared with the average total return of the 9 funds in the Lipper California Insured Municipal Debt Funds category, while the comparison for NXN is based on the 8 funds in the Lipper New York Insured Municipal Debt Funds category. Portfolio and Lipper returns assume reinvestment of dividends.

4 The Bond Buyer 25 Revenue Bond Index is an unmanaged index of long-term municipal revenue bonds.

               3/31/99        6/30/99       9/30/99       12/31/99       3/31/00
              --------      ---------      --------       --------      --------
NXP
Share Price    $16 3/8       $15 3/16      $14 7/16       $13 5/16     $13 11/16
              --------      ---------      --------       --------      --------
NAV             $15.55         $15.27        $15.13         $14.90        $14.89
              --------      ---------      --------       --------      --------
NXQ
Share Price    $15 7/8       $15 3/16          $14             $13       $13 3/8
              --------      ---------      --------       --------      --------
NAV             $15.41         $15.12        $15.00         $14.79        $14.75
              --------      ---------      --------       --------      --------
NXR
Share Price    $15 1/4       $14 5/16      $13 1/16        $12 3/8       $12 7/8
              --------      ---------      --------       --------      --------
NAV             $14.98         $14.69        $14.52         $14.29        $14.32
              --------      ---------      --------       --------      --------
NXC
Share Price    $15 3/4        $15 3/8      $14 3/16      $12 13/16       $13 3/4
              --------      ---------      --------       --------      --------
NAV             $15.26         $14.88        $14.72         $14.45        $14.57
              --------      ---------      --------       --------      --------
NXN
Share Price    $15 1/8        $14 1/8       $13 5/8        $12 1/2     $12 11/16
              --------      ---------      --------       --------      --------
NAV             $14.92         $14.62        $14.48         $14.30        $14.31
              --------      ---------      --------       --------      --------


Since the prevailing interest rate environment in March 2000 was higher than that of a year earlier, the Portfolios' NAVs also declined, as bond prices fell while interest rates rose. As with share prices, we have seen some stabilization of NAVs during the first three months of 2000. However, all the Portfolios saw their premiums (share price above NAV) move to discounts (share price below
NAV). With the market prices of these Portfolios lower than the actual value of the bonds in their portfolios, shareholders may want to consider taking advantage of this opportunity to add to their holdings of the Nuveen Select Portfolios.


          TOTAL RETURN ON SHARE PRICE               PREMIUM/DISCOUNT5
         ------------------------------      -----------------------------
         1-Year Ended          Taxable-
              3/31/00       Equivalent1          3/31/99           3/31/00
             --------          --------      -----------         ---------
NXP           -11.09%            -8.55%            5.31%            -8.08%
             --------          --------      -----------         ---------
NXQ           -10.38%            -7.85%            3.02%            -9.32%
             --------          --------      -----------         ---------
NXR           -10.29%            -7.82%            1.80%           -10.09%
             --------          --------      -----------         ---------
NXC            -7.57%            -4.48%            3.21%            -5.63%
             --------          --------      -----------         ---------
NXN           -11.18%            -8.27%            1.37%           -11.34%
             --------          --------      -----------         ---------


WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN SELECT PORTFOLIOS DURING THE 12 MONTHS ENDED MARCH 31, 2000?
The Nuveen Select Portfolios offer stable portfolio structure, a defined life cycle, and an emphasis on income stability that can make them an ideal choice for investors who want the income and maturity of individual bonds enhanced by the ongoing surveillance and diversification provided by Nuveen. Over the past 12 months, the bonds held by the Portfolios continued to meet the Portfolios' objectives and were subject to limited call activity, leaving little need to consider replacement or reinvestment. As a result, the sector allocations and--for the national portfolios--the credit quality composition as of March 31, 2000, closely paralleled the Portfolios' positions of a year earlier. In fact, trading activity in these Portfolios has only taken place when opportunities to enhance portfolio structure have occurred or when the proceeds from called bonds need to be reinvested.

All of the Select Portfolios offer excellent levels of call protection over the remainder of 2000, with no scheduled calls in NXP, NXR, and NXN, 1% of the portfolio in NXQ, and 3% in NXC. These levels of call protection should provide additional stability for the Portfolios' dividends over this period. In 2001, however, the Portfolios, which were assembled in 1992, enter the normal part of the bond market cycle when the likelihood of bond calls increases. Approximately 10 years after the original issue date, issuers typically have their first opportunity to call, or redeem, outstanding bonds. Calls are more likely to occur if current interest rates are more favorable to the issuer than the rates that prevailed when the bonds were first issued. In 2001, the Portfolios face a varying number of calls ranging from 8% of the portfolio in NXR to 23% in NXP, and the likelihood of calls increases significantly in 2002. In preparation for these calls, we will continue to closely monitor the market and look for opportunities to purchase bonds with high yields and extended call protection. Since these are income-based portfolios, our focus will be on finding ways to maintain or increase yields while enhancing call protection. However, the high-coupon bonds held by the Portfolios today remain for the most part irreplaceable in the current market.

As of March 31, 2000, NXP, NXQ, and NXR offered excellent credit quality, with the portion of their assets invested in bonds rated AAA/U.S. guaranteed and AA ranging from 69% to 78%. Allocations of BBB/non-rated bonds--11% in NXP and 12% in NXQ and NXR--generally provided higher yields as credit spreads (or the difference in yield between higher credit quality securities and those of lower credit quality) widened in recent months. As insured portfolios, NXC and NXN are 100% invested in insured and/or U.S. guaranteed bonds, which means that credit quality is not an issue.


WHAT IS YOUR OUTLOOK FOR THE NUVEEN SELECT PORTFOLIOS?
The Portfolios' performance over the past 12 months, together with their stable dividends and excellent credit quality, makes it unlikely that we will initiate many changes in the Portfolios over the next year. In keeping with the Portfolios' objectives, our focus will remain on income and credit quality. As the potential for bond calls increases in 2001 and 2002, we plan to actively look for opportunities to extend call protection while protecting portfolio income. As an experienced investment manager with comprehensive insights into the many aspects of the municipal market, Nuveen will continue to focus on strategies that can add value for our shareholders.



1 The taxable-equivalent total return represents the total return that must be earned on a taxable investment in order to equal the total return of the Nuveen Select Portfolio on an after-tax basis. The taxable-equivalent total returns are based on the annualized total return and the 31% federal income tax rate plus the appropriate state income tax rate, if applicable.

5 A portfolio's premium/discount represents the percentage difference between the portfolio's share price and its NAV.

Nuveen Select Tax-Free Income Portfolio
Performance Overview
As of March 31, 2000

NXP



PORTFOLIO STATISTICS
Inception Date                                3/92
--------------------------------------------------
Share Price                              $13 11/16
--------------------------------------------------
Net Asset Value                             $14.89
--------------------------------------------------
Market Yield                                 6.58%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.54%
--------------------------------------------------
Fund Net Assets ($000)                    $243,814
--------------------------------------------------
Average Effective Maturity (Years)            9.97
--------------------------------------------------
Average Duration                              3.17
--------------------------------------------------

ANNUALIZED TOTAL RETURN
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                       -11.09%         1.62%
--------------------------------------------------
5-Year                         4.76%         6.37%
--------------------------------------------------
Since Inception                4.99%         6.79%
--------------------------------------------------

TAXABLE-EQUIVALENT TOTAL RETURN2
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -8.55%         4.29%
--------------------------------------------------
5-Year                         7.51%         9.14%
--------------------------------------------------
Since Inception                7.76%         9.58%
--------------------------------------------------

DIVERSIFICATION (AS A % OF TOTAL INVESTMENTS)
U.S. Guaranteed                                48%
--------------------------------------------------
Tax Obligation/Limited                          9%
--------------------------------------------------
Housing/Multifamily                             9%
--------------------------------------------------
Healthcare                                      8%
--------------------------------------------------
Transportation                                  8%
--------------------------------------------------


[BAR CHART]
1999-2000 MONTHLY TAX-FREE DIVIDENDS PER SHARE
4/99     0.075
5/99     0.075
6/99     0.075
7/99     0.075
8/99     0.075
9/99     0.075
10/99    0.075
11/99    0.075
12/99    0.075
1/00     0.075
2/00     0.075
3/00     0.075



[LINE CHART]
SHARE PRICE PERFORMANCE
4/1/99    16.5
          16.56
          16.5
          16.31
          16.38
          16.19
          16
          15.75
          15.44
          15.44
          14.94
          15.56
          15.06
          15.44
          15.69
          15.5
          15.5
          15.13
          15.13
          14.88
          14.94
          15.06
          14.88
          14.5
          14.25
          14.44
          14.44
          13.94
          13.44
          13.69
          14
          13.69
          14.38
          14.19
          14
          13.63
          13.44
          13.31
          13.38
          13.38
          13.44
          13.69
          14.13
          14
          13.94
          13.81
          13.63
          13.25
          13.19
          13.13
3/31/00   13.69


Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal income tax rate of 31%.

2 Taxable-equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Nuveen Select Tax-Free Income Portfolio 2
Performance Overview
As of March 31, 2000

NXQ


PORTFOLIO STATISTICS
Inception Date                                5/92
--------------------------------------------------
Share Price                                $13 3/8
--------------------------------------------------
Net Asset Value                             $14.75
--------------------------------------------------
Market Yield                                 6.50%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.42%
--------------------------------------------------
Fund Net Assets ($000)                    $259,660
--------------------------------------------------
Average Effective Maturity (Years)            9.38
--------------------------------------------------
Average Duration                              3.04
--------------------------------------------------

ANNUALIZED TOTAL RETURN
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                       -10.38%         1.43%
--------------------------------------------------
5-Year                         5.17%         6.27%
--------------------------------------------------
Since Inception                4.55%         6.54%
--------------------------------------------------

TAXABLE-EQUIVALENT TOTAL RETURN2
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -7.85%         4.03%
--------------------------------------------------
5-Year                         7.93%         8.98%
--------------------------------------------------
Since Inception                7.29%         9.25%
--------------------------------------------------

DIVERSIFICATION (AS A % OF TOTAL INVESTMENTS)
U.S. Guaranteed                                48%
--------------------------------------------------
Housing/Multifamily                            11%
--------------------------------------------------
Healthcare                                      8%
--------------------------------------------------
Tax Obligation/Limited                          7%
--------------------------------------------------
Education and Civic Organizations               6%
--------------------------------------------------


[BAR CHART]
1999-2000 MONTHLY TAX-FREE DIVIDENDS PER SHARE
4/99     0.0725
5/99     0.0725
6/99     0.0725
7/99     0.0725
8/99     0.0725
9/99     0.0725
10/99    0.0725
11/99    0.0725
12/99    0.0725
1/00     0.0725
2/00     0.0725
3/00     0.0725


[LINE CHART]
SHARE PRICE PERFORMANCE
4/1/99    15.88
          15.81
          15.63
          15.5
          15.5
          15.75
          14.63
          14.75
          14.63
          14.69
          14.63
          15
          14.81
          15.25
          15.38
          15.06
          15.13
          15.06
          14.81
          14.38
          14.31
          14.56
          14.5
          14.25
          14
          14.06
          14.06
          13.19
          13.25
          13.44
          13.5
          13.38
          13.38
          13.31
          13.19
          12.75
          13
          13
          13.13
          13
          12.88
          13.38
          13.56
          13.44
          13.31
          13.5
          13
          12.75
          12.88
          13.06
3/31/00   13.38

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal income tax rate of 31%.

2 Taxable-equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Nuveen Select Tax-Free Income Portfolio 3
Performance Overview
As of March 31, 2000

NXR



PORTFOLIO STATISTICS
Inception Date                                7/92
--------------------------------------------------
Share Price                                $12 7/8
--------------------------------------------------
Net Asset Value                             $14.32
--------------------------------------------------
Market Yield                                 6.34%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.19%
--------------------------------------------------
Fund Net Assets ($000)                    $185,671
--------------------------------------------------
Average Effective Maturity (Years)           11.09
--------------------------------------------------
Average Duration                              3.63
--------------------------------------------------

ANNUALIZED TOTAL RETURN
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                       -10.29%         1.11%
--------------------------------------------------
5-Year                         5.84%         6.46%
--------------------------------------------------
Since Inception                3.90%         5.96%
--------------------------------------------------

TAXABLE-EQUIVALENT TOTAL RETURN2
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -7.82%         3.62%
--------------------------------------------------
5-Year                         8.58%         9.10%
--------------------------------------------------
Since Inception                6.58%         8.57%
--------------------------------------------------

DIVERSIFICATION (AS A % OF TOTAL INVESTMENTS)
U.S. Guaranteed                                41%
--------------------------------------------------
Transportation                                 11%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Housing/Multifamily                            10%
--------------------------------------------------
Healthcare                                      8%
--------------------------------------------------


[BAR CHART]
1999-2000 MONTHLY TAX-FREE DIVIDENDS PER SHARE
4/99     0.068
5/99     0.068
6/99     0.068
7/99     0.068
8/99     0.068
9/99     0.068
10/99    0.068
11/99    0.068
12/99    0.068
1/00     0.068
2/00     0.068
3/00     0.068


[LINE CHART]
SHARE PRICE PERFORMANCE
4/1/99    15.13
          15.19
          15.06
          14.94
          15.06
          14.88
          14.25
          14.06
          14.13
          14
          13.94
          14.69
          14.25
          14.31
          14.38
          14.19
          14
          14
          13.94
          13.69
          13.63
          13.94
          13.88
          13.44
          13.19
          13
          13.13
          12.56
          12.5
          13
          13.13
          13
          13
          12.63
          12.69
          12.44
          12.44
          12.38
          12.44
          12.44
          12.56
          12.75
          13.06
          12.88
          12.88
          12.69
          12.44
          12.19
          12.38
          12.56
3/31/00   12.88


Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal income tax rate of 31%.

2 Taxable-equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Nuveen Insured California Select Tax-Free Income Portfolio
Performance Overview
As of March 31, 2000

NXC


PORTFOLIO STATISTICS
Inception Date                                6/92
--------------------------------------------------
Share Price                                $13 3/4
--------------------------------------------------
Net Asset Value                             $14.57
--------------------------------------------------
Market Yield                                 5.76%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.35%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.22%
--------------------------------------------------
Fund Net Assets ($000)                     $91,166
--------------------------------------------------
Average Effective Maturity (Years)           11.88
--------------------------------------------------
Average Duration                              3.59
--------------------------------------------------

ANNUALIZED TOTAL RETURN
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -7.57%         0.90%
--------------------------------------------------
5-Year                         5.69%         6.17%
--------------------------------------------------
Since Inception                4.42%         5.92%
--------------------------------------------------

TAXABLE-EQUIVALENT TOTAL RETURN2
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -4.48%         4.10%
--------------------------------------------------
5-Year                         9.08%         9.52%
--------------------------------------------------
Since Inception                7.75%         9.26%
--------------------------------------------------

DIVERSIFICATION (AS A % OF TOTAL INVESTMENTS)
U.S. Guaranteed                                31%
--------------------------------------------------
Tax Obligation/Limited                         18%
--------------------------------------------------
Transportation                                 12%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------

[BAR CHART]
1999-2000 MONTHLY TAX-FREE DIVIDENDS PER SHARE3
4/99     0.066
5/99     0.066
6/99     0.066
7/99     0.066
8/99     0.066
9/99     0.066
10/99    0.066
11/99    0.066
12/99    0.066
1/00     0.066
2/00     0.066
3/00     0.066


[LINE CHART]
SHARE PRICE PERFORMANCE
4/1/99    15.75
          15.75
          15.69
          15.81
          15.94
          15.75
          15.5
          15.25
          15.31
          15.31
          15.19
          15.5
          15.38
          15.56
          15.56
          15.5
          15.56
          15.31
          15.31
          15
          15.06
          15.06
          14.94
          14.75
          14.25
          14.19
          14.13
          14
          13.375
          13.38
          13.63
          13.44
          13.31
          13.31
          12.94
          13.19
          12.81
          12.81
          12.75
          12.63
          12.75
          13
          13.56
          13.5
          13.69
          13.44
          13.5
          13.31
          13.5
          13.63
3/31/00   13.75

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 37.5%.

2 Taxable-equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

3 The Fund also paid shareholders a capital gains distribution in December of $0.0223 per share.

Nuveen Insured New York Select Tax-Free Income Portfolio
Performance Overview
As of March 31, 2000

NXN



PORTFOLIO STATISTICS
Inception Date                                6/92
--------------------------------------------------
Share Price                              $12 11/16
--------------------------------------------------
Net Asset Value                             $14.31
--------------------------------------------------
Market Yield                                 6.15%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.91%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.53%
--------------------------------------------------
Fund Net Assets ($000)                     $55,924
--------------------------------------------------
Average Effective Maturity (Years)           10.37
--------------------------------------------------
Average Duration                              3.10
--------------------------------------------------

ANNUALIZED TOTAL RETURN
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                       -11.18%         1.21%
--------------------------------------------------
5-Year                         4.97%         5.88%
--------------------------------------------------
Since Inception                3.34%         5.56%
--------------------------------------------------

TAXABLE-EQUIVALENT TOTAL RETURN2
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -8.27%         4.16%
--------------------------------------------------
5-Year                         8.12%         8.92%
--------------------------------------------------
Since Inception                6.40%         8.56%
--------------------------------------------------

DIVERSIFICATION (AS A % OF TOTAL INVESTMENTS)
U.S. Guaranteed                                42%
--------------------------------------------------
Education and Civic Organizations              21%
--------------------------------------------------
Water and Sewer                                10%
--------------------------------------------------
Housing/Multifamily                             5%
--------------------------------------------------
Tax Obligation/Limited                          5%
--------------------------------------------------


[BAR CHART]
1999-2000 MONTHLY TAX-FREE DIVIDENDS PER SHARE

4/99     0.065
5/99     0.065
6/99     0.065
7/99     0.065
8/99     0.065
9/99     0.065
10/99    0.065
11/99    0.065
12/99    0.065
1/00     0.065
2/00     0.065
3/00     0.065


[LINE CHART]
SHARE PRICE PERFORMANCE
4/1/99    14.94
          14.94
          14.81
          14.81
          14.63
          14.38
          14.31
          14.19
          14.06
          13.94
          13.81
          13.81
          13.94
          14.19
          14.38
          14.94
          14.88
          14.94
          14.88
          14.5
          14.44
          14.38
          14.38
          13.88
          13.44
          13.56
          13.69
          13.31
          13.38
          13
          13.31
          13
          13
          12.81
          12.56
          12.69
          12.75
          12.5
          12.56
          12.5
          12.63
          12.63
          13.06
          13.25
          13.06
          13
          12.88
          12.81
          12.75
          12.81
3/31/00   12.69

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35.5%.

2 Taxable-equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO
NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO


We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Insured California Select Tax-Free Income Portfolio, and Nuveen Insured New York Select Tax-Free Income Portfolio as of March 31, 2000, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Insured California Select Tax-Free Income Portfolio, and Nuveen Insured New York Select Tax-Free Income Portfolio at March 31, 2000, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.


/S/ Ernst & Young LLP


Chicago, Illinois
May 15, 2000

                            PORTFOLIO OF INVESTMENTS
                            NUVEEN SELECT TAX-FREE INCOME PORTFOLIO (NXP)
                            March 31, 2000
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.2%

$         510   Alabama Housing Finance Authority, Single Family Mortgage Revenue        4/04 at 102          Aaa       $    525,616
                 Bonds (Collateralized Home Mortgage Revenue Bond Program),
                 1994 Series A-1 Bonds, 6.550%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.1%

        2,500   Little Rock Health Facilities Board (Arkansas), Refunding Revenue        4/02 at 102            A          2,619,575
                 Bonds (Baptist Medical Center/Parkway Village Project), Series 1992,
                 7.000%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 6.5%

        4,750   State Public Works Board of the State of California, Lease Revenue       3/04 at 102          Aaa          5,256,160
                 Bonds (California Community Colleges-Various Community College
                 Projects), 1994 Series B, 7.000%, 3/01/14 (Pre-refunded
                 to 3/01/04)

        3,000   State Public Works Board of the State of California, Lease Revenue      11/04 at 102          Aaa          3,344,220
                 Bonds (Department of Corrections- California State Prison-Monterey
                 County (Soledad II)), 1994 Series A, 6.875%, 11/01/14
                 (Pre-refunded to 11/01/04)

        4,905   California Statewide Communities Development Authority,                  8/02 at 102           A2          5,172,715
                 Revenue Certificates of Participation (Cedars-Sinai Medical Center),
                 6.500%, 8/01/15

        2,000   Los Angeles County Metropolitan Transportation Authority                 7/03 at 102          AAA          2,009,720
                 (California), Proposition A, Sales Tax Revenue Refunding Bonds,
                 Series 1993-A, 5.625%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 6.5%

                Colorado Housing Finance Authority, Single Family Program Senior
                Revenue Bonds, Series 1992A-1:
        2,520    6.800%, 11/01/12                                                        5/02 at 102          AA+          2,587,309
          705    6.875%, 11/01/16                                                        5/02 at 102          AA+            723,161

       10,750   City and County of Denver, Colorado, Airport System Revenue Bonds,      No Opt. Call         BBB+         12,500,423
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.4%

        1,000   District of Columbia, Hospital Revenue and Refunding Bonds               8/06 at 102          AAA          1,014,180
                 (Medlantic Healthcare Group, Inc. Issue), Series 1996A,
                 5.750%, 8/15/16


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.1%

          250   Escambia County, Florida, Pollution Control Revenue Bonds               12/03 at 102         Baa1            228,480
                 (Champion International Project), Series 1993, 5.875%, 6/01/22
                 (Alternative Minimum Tax)

        7,000   State Board of Education of Florida, Public Education Capital Outlay     6/02 at 101          Aaa          7,341,950
                 Bonds, Series 1991-C, 6.625%, 6/01/22 (Pre-refunded to 6/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.5%

        1,330   State of Hawaii, Certificates of Participation (Kapolei State           11/08 at 101          AAA          1,201,522
                 Office Building), 1998 Series A, 5.000%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 12.1%

                City of Chicago Heights, Illinois, General Obligation Bonds,
                Series 1993 (Corporate Purpose Bonds):
        3,820    5.650%, 12/01/15                                                       12/08 at 100          AAA          3,861,103
        2,600    5.650%, 12/01/17                                                       12/08 at 100          AAA          2,608,086

        7,000   The County of Cook, Illinois, General Obligation Bonds,                 11/02 at 102          AAA          7,445,830
                 Series 1992A, 6.600%, 11/15/22 (Pre-refunded to 11/15/02)

        1,260   Illinois Educational Facilities Authority, Revenue Refunding Bonds,      7/01 at 102        A1***          1,323,554
                 Loyola University of Chicago, Series 1991-A, 7.125%, 7/01/11
                 (Pre-refunded to 7/01/01)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       3,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds,      7/03 at 102        A+***       $  3,161,190
                 Loyola University of Chicago, Series 1989-A, 6.100%, 7/01/15
                 (Pre-refunded to 7/01/03)

        2,365   Illinois Health Facilities Authority, Revenue Refunding Bonds,          No Opt. Call       N/R***          2,524,496
                 Series 1992-B (Evangelical Hospitals Corporation), 6.500%, 4/15/09

        3,850   Illinois Health Facilities Authority, Revenue Bonds (Sarah Bush          5/02 at 102          Aaa          4,113,571
                 Lincoln Health Center), Series 1992, 7.250%, 5/15/22
                 (Pre-refunded to 5/15/02)

        2,000   State of Illinois, General Obligation Bonds, Series 1994,                8/04 at 102           AA          2,049,680
                 5.875%, 8/01/14

        2,500   Regional Transportation Authority (Cook, DuPage, Kane, Lake,             6/03 at 102          AAA          2,617,575
                 McHenry and Will Counties, Illinois), General Obligation Bonds,
                 Series 1993A, 5.800%, 6/01/13 (Pre-refunded to 6/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.7%

        3,000   Indiana Bond Bank, Special Hospital Program (Hendricks Community         4/02 at 102           A+          3,138,870
                 Hospital Financing Program), Series 1992A, 7.125%, 4/01/13

                Indiana Bond Bank, Special Program Bonds, Series 1992 A:
        1,000    7.000%, 8/01/12                                                         2/02 at 102           A+          1,046,420
        2,250    7.000%, 8/01/18                                                         2/02 at 102           A+          2,352,420


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.1%

        2,565   Woodbury County, Iowa, Hospital Facility Revenue Bonds                   3/01 at 102          AAA          2,672,294
                 (St. Luke's Regional Medical Center Project), Series 1991A,
                 6.750%, 3/01/21 (Pre-refunded to 3/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 3.9%

        9,000   City of Wichita, Kansas, Revenue Bonds (CSJ Health System               11/01 at 102        A+***          9,547,380
                 of Wichita, Inc.), Series 1985 XXV (Remarketed), 7.200%, 10/01/15


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.9%

        1,100   County of Jefferson, Kentucky, Health System Revenue Bonds,             10/08 at 101          AAA          1,011,175
                 Series 1998 (Alliant Health System, Inc.), 5.125%, 10/01/18

        3,230   Lexington-Fayette Urban County Government, Kentucky, Governmental       11/04 at 102          AAA          3,534,686
                 Project Revenue Bonds,  Series 1994 (University of Kentucky
                 Alumni Association, Inc., Commonwealth Library Project),
                 6.750%, 11/01/15 (Pre-refunded to 11/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.8%

          960   Maine Educational Loan Authority, Educational Loan Revenue Bonds,       12/02 at 102            A            996,403
                 Series 1992A-2 (Supplemental Educational Loan Program),
                 7.150%, 12/01/16 (Alternative Minimum Tax)

                Maine Educational Loan Authority, Educational Loan Revenue
                Bonds, Series 1992A-1 (Supplemental Educational Loan Program):
        1,525    6.800%, 12/01/07 (Alternative Minimum Tax)                             12/02 at 102          Aaa          1,588,166
        1,725    7.000%, 12/01/16 (Alternative Minimum Tax)                             12/02 at 102          Aaa          1,788,635


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.9%

        2,000   Plymouth County (Massachusetts), Certificates of Participation          10/02 at 102          Aaa          2,142,940
                 (Plymouth County Correctional Facility), Series A, 7.000%, 4/01/22
                 (Pre-refunded to 10/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.5%

        3,600   Calhoun County (Mississippi), Solid Waste Disposal Revenue               4/07 at 103            A          3,736,980
                 Bonds (Weyerhauser Company Project), Series 1992,
                 6.875%, 4/01/16 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 4.2%

       10,000   New Hampshire Housing Finance Authority, Multifamily                     7/01 at 102           A1         10,320,100
                 Housing Revenue Refunding Bonds, 1991 Series 1,
                 7.050%, 7/01/11


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 11.7%

        7,250   Metropolitan Transportation Authority (New York), Commuter               7/01 at 102            A          7,565,883
                 Facilities, 1987 Service Contract Bonds, Series 5, 7.000%, 7/01/12

                            PORTFOLIO OF INVESTMENTS
                            NUVEEN SELECT TAX-FREE INCOME PORTFOLIO (NXP) (continued)
                            March 31, 2000
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$       3,000   Metropolitan Transportation Authority (New York), Transit Facilities,    7/02 at 100            A       $  3,056,430
                 Service Contract Bonds, Series N, 6.000%, 7/01/11

                The City of New York, New York, General Obligation Bonds, Fiscal
                1995 Series A:
          300    6.250%, 8/01/10 (Pre-refunded to 8/01/04)                           8/04 at 101 1/2        A-***            320,295
        4,870    6.250%, 8/01/10                                                     8/04 at 101 1/2           A-          5,135,805

        4,465   New York State Dormitory Authority, State University Educational         5/02 at 102          Aaa          4,778,175
                 Facilities Revenue Bonds, Series 1991A, 7.250%, 5/15/18
                 (Pre-refunded to 5/15/02)

        2,090   New York Local Government Assistance Corporation, Series 1991B,          4/01 at 100          AAA          2,147,036
                 7.000%, 4/01/21 (Pre-refunded to 4/01/01)

        1,365   New York Local Government Assistance Corporation, Series 1991D,          4/02 at 102          AAA          1,450,899
                 7.000%, 4/01/18 (Pre-refunded to 4/01/02)

                New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds, 1991
                Series A:
          180    7.500%, 2/15/21 (Pre-refunded to 2/15/01)                               2/01 at 102          Aaa            188,510
          900    7.500%, 2/15/21                                                         2/01 at 102            A            937,233

                New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds, 1991
                Series D:
        1,395    7.400%, 2/15/18 (Pre-refunded to 2/15/02)                               2/02 at 102         A***          1,487,084
        1,425    7.400%, 2/15/18                                                         2/02 at 102            A          1,507,194


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.2%

        2,790   Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,         9/07 at 102          Aaa          2,805,736
                 Series 1997A, 6.050%, 9/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.7%

        7,235   Delaware County Authority (Pennsylvania), First Mortgage                 4/02 at 102       N/R***          7,801,862
                 Revenue Bonds (The Dunwoody Project), Series 1992,
                 8.125%, 4/01/17 (Pre-refunded to 4/01/02)

        1,005   Pennsylvania Housing Finance Agency, Single Family Mortgage              4/02 at 102          AA+          1,031,019
                 Revenue Bonds, Series 1992-33, 6.900%, 4/01/17

                Pennsylvania Higher Educational Facilities Authority, Revenue
                Bonds (Thomas Jefferson University), 1992 Series A:
        1,750    6.625%, 8/15/09 (Pre-refunded to 8/15/02)                               8/02 at 102        A2***          1,851,273
          750    6.625%, 8/15/09                                                         8/02 at 102          AAA            791,790


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.9%

        5,000   South Carolina Housing Finance and Development Authority,                5/02 at 102          Aaa          5,181,200
                 Multifamily Housing Revenue Bonds, 1992 Series A,
                 6.875%, 11/15/23

        4,060   York County Public Facilities Corporation, Certificates of               6/01 at 102          Aaa          4,281,676
                 Participation (York County Justice Center Project),
                 Series 1991, 7.500%, 6/01/11 (Pre-refunded to 6/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.3%

        5,750   Memphis-Shelby County Airport Authority (Tennessee),                     7/03 at 102          BBB          5,701,068
                 Airport Special Facilities and Project Revenue Bonds (Federal
                 Express Corporation), Series 1993, 6.200%, 7/01/14
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 9.5%

        9,825   Harris County Health Facilities Development Corporation (Texas),         6/02 at 102        A3***         10,430,711
                 Hospital Revenue Bonds (Memorial Hospital System Project),
                 Series 1992, 7.125%, 6/01/15 (Pre-refunded to 6/01/02)

        4,000   Port of Corpus Christi Authority of Nueces County (Texas), Pollution     4/02 at 102          BBB          4,040,920
                 Control Revenue Bonds (Hoechst Celanese Corporation),
                 Series 1992, 6.875%, 4/01/17 (Alternative Minimum Tax)

        3,500   Red River Authority (Texas), Pollution Control Revenue Bonds             4/02 at 102          BBB          3,535,805
                 (Hoechst Celanese Corporation), Series 1992,
                 6.875%, 4/01/17 (Alternative Minimum Tax)

                City of San Antonio, Texas, Water System Revenue Refunding Bonds,
                Series 1992:
        1,450    6.000%, 5/15/16 (Pre-refunded to 5/15/02)                               5/02 at 100          AAA          1,488,295
        3,085    6.000%, 5/15/16                                                         5/02 at 100          AAA          3,114,338
          465    6.000%, 5/15/16                                                        No Opt. Call          AAA            490,440

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                VIRGINIA - 2.1%

$       5,070   Virginia Housing Development Authority, Commonwealth                     1/02 at 102          AA+       $  5,187,675
                 Mortgage Bonds, 1992 Series A, 7.100%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.1%

        2,500   Public Utility District No. 1 of Snohomish County, Washington,           1/01 at 102        A+***          2,587,000
                 Electric System Refunding Revenue Bonds, Series 1991 A,
                 7.000%, 1/01/16 (Pre-refunded to 1/01/01)

        5,700   Public Utility District No. 1 of Snohomish County, Washington,           1/02 at 102          Aaa          6,323,067
                 Generation System Revenue Bonds, Series 1989,
                 6.750%, 1/01/12

        2,750   Washington Health Care Facilities Authority, Revenue Bonds,              2/02 at 102       AA-***          2,897,318
                 Series 1992 (Sacred Heart Medical Center, Spokane),
                 6.875%, 2/15/12 (Pre-refunded to 2/15/02)

       10,000   Washington Public Power Supply System, Nuclear Project No. 1,            7/01 at 102          Aaa         10,476,900
                 Refunding Revenue Bonds,  Series 1991A, 6.875%, 7/01/17
                 (Pre-refunded to 7/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.3%

        1,885   Marshall County, West Virginia, Special Obligation Refunding Bonds,     No Opt. Call          AAA          2,041,133
                 Series 1992, 6.500%, 5/15/10

        1,000   West Virginia Housing Development Fund, Housing Finance Bonds,           5/02 at 103          AAA          1,047,980
                 1992 Series A, 7.000%, 5/01/24


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.2%

        5,000   Wisconsin Housing and Economic Development Authority,                    4/02 at 102           AA          5,259,900
                 Multifamily Housing Revenue Bonds, 1992 Series B,
                 7.050%, 11/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 1.3%

        3,000   Wyoming Community Development Authority, Single Family                  11/01 at 103           AA          3,099,780
                 Mortgage Revenue Bonds (Federally Insured or Guaranteed
                 Mortgage Loans), Series 1988-G, 7.200%, 6/01/10
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

$     226,380   Total Investments - (cost $222,222,819) - 97.7%                                                          238,148,015
=============
                SHORT-TERM INVESTMENTS - 0.7%

$       1,800   Uinta County Amoco Project, Pollution Control Revenue Bonds,                               VMIG-1          1,800,000
=============    Variable Rate Demand Bonds, Series 1998, 3.950%, 7/01/26+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                       3,865,743
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $243,813,758
                ====================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    ***  Securities are backed by an escrow or trust
                            containing sufficient U.S. Government or U.S.
                            Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                            PORTFOLIO OF INVESTMENTS
                            NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2 (NXQ)
                            March 31, 2000
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.3%

$       3,250   State Public Works Board of the State of California, Lease Revenue       3/04 at 102          Aaa       $  3,596,320
                 Bonds (California Community Colleges - Various Community
                 College Projects), 1994 Series B, 7.000%, 3/01/14 (Pre-refunded to 3/01/04)

        2,000   State Public Works Board of the State of California, Lease Revenue      No Opt. Call          Aa3          2,070,640
                 Refunding Bonds (The Regents of the University of California -
                 Various University of California Projects), 1993 Series A,
                 5.500%, 6/01/14

        5,000   State Public Works Board of the State of California, Lease              11/04 at 102          Aaa          5,573,700
                 Revenue Bonds (Department of Corrections-California State
                 Prison-Monterey County (Soledad II)), 1994 Series A,
                 6.875%, 11/01/14 (Pre-refunded to 11/01/04)

          500   State Public Works Board of the State of California, Lease              12/08 at 101           A+            485,635
                 Revenue Refunding Bonds (California Community Colleges -
                 Various Community College Projects), 1998 Series A,
                 5.250%, 12/01/16

          500   City of Contra Costa, Water District of California, Water Revenue       10/07 at 100          AA-            470,260
                 Bonds, Refunding Series 1997 H, 5.000%, 10/01/17

          500   County of Contra Costa, California, Certificates of Participation       11/07 at 102          AAA            491,605
                 (Merrithew Memorial Hospital Replacement Project), Refunding
                 Series of 1997, 5.375%, 11/01/17

        1,000   City of Fresno, California, Health Facility Revenue Bonds,              12/03 at 102          AAA          1,009,080
                 Series 1993B (Holy Cross Health System Corporation),
                 5.625%, 12/01/15


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.7%

        2,565   Colorado Housing Finance Authority, Single Family Program                5/02 at 102          AA+          2,646,593
                 Senior Bonds, Series 1992A-3, 7.000%, 11/01/24
                 (Alternative Minimum Tax)

                City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1992B:
        2,335    7.250%, 11/15/12 (Alternative Minimum Tax) (Pre-refunded to 11/15/02)  11/02 at 102          Aaa          2,518,321
        9,130    7.250%, 11/15/12 (Alternative Minimum Tax)                             11/02 at 102         BBB+          9,630,324


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 5.1%

        4,600   District of Columbia Hospital Revenue Refunding Bonds                    8/02 at 102        A3***          4,907,510
                 (Washington Hospital Center), Series 1992-A, 7.125%, 8/15/19
                 (Pre-refunded to 8/15/02)

          500   District of Columbia, Hospital Revenue and Refunding Bonds               8/06 at 102          AAA            507,090
                 (Medlantic Healthcare Group, Inc. Issue), Series 1996A,
                 5.750%, 8/15/16

        7,500   District of Columbia (Washington, D.C.), General Obligation Bonds,       6/02 at 102          AAA          7,873,125
                 Series 1992B, 6.300%, 6/01/12 (Pre-refunded to 6/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.3%

        8,180   Hillsborough County (Florida), Environmentally Sensitive Land            7/02 at 102       Aa3***          8,615,912
                 Acquisition and Protection Program Bonds, Series 1992,
                 6.375%, 7/01/11 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.4%

        1,100   State of Hawaii, Certificates of Participation (Kapolei State           11/08 at 101          AAA            993,740
                 Office Building), 1998 Series A, 5.000%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 12.1%

        8,500   Chicago Metropolitan Housing Development Corporation (Illinois),         7/02 at 102           AA          8,876,720
                 Housing Development Revenue Refunding Bonds (FHA-Insured
                 Mortgage Loans - Section 8 Assisted Projects), Series 1992A,
                 6.800%, 7/01/17

        8,070   The County of Cook, Illinois, General Obligation Bonds, Series 1992A,   11/02 at 102          AAA          8,583,978
                 6.600%, 11/15/22 (Pre-refunded to 11/15/02)

        2,500   Illinois Educational Facilities Authority, Revenue Bonds,               12/03 at 102          BBB          2,420,175
                 Columbia College, Series 1993, 6.125%, 12/01/18

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

                Illinois Educational Facilities Authority, Revenue Refunding Bonds,
                Columbia College, Series 1992:
$       2,610    6.875%, 12/01/17 (Pre-refunded to 12/01/04)                            12/04 at 100       N/R***       $  2,814,024
        1,140    6.875%, 12/01/17                                                       12/04 at 100          BBB          1,174,816

                Metropolitan Pier and Exposition Authority (Illinois), McCormick
                Place Expansion Project Bonds, Series 1992A:
        2,205    6.500%, 6/15/22 (Pre-refunded to 6/15/03)                               6/03 at 102          Aaa          2,353,992
           45    6.500%, 6/15/22                                                         6/03 at 102          AA-             46,393

        5,000   Regional Transportation Authority (Cook, DuPage, Kane, Lake,             6/03 at 102          AAA          5,235,150
                 McHenry and Will Counties, Illinois), General Obligation Bonds,
                 Series 1993A, 5.800%, 6/01/13 (Pre-refunded to 6/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.8%

        2,005   Howard County Jail and Juvenile Detention Center Corporation             1/02 at 102        A1***          2,111,466
                 (Indiana), First Mortgage Revenue Bonds, Series 1992,
                 6.850%, 1/01/12 (Pre-refunded to 1/01/02)

       10,000   Indiana Educational Facilities Authority, Educational Facilities         1/02 at 102          AAA         10,286,000
                 Refunding Revenue Bonds (Butler University Project),
                 Series 1992A, 6.600%, 1/01/18

        2,400   Westfield-Washington South School Building Corporation (Indiana),        7/02 at 102         A***          2,533,728
                 First Mortgage Revenue Bonds, Series 1992, 6.500%, 7/15/13
                 (Pre-refunded to 7/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.4%

        3,545   Kentucky Housing Corporation, Housing Revenue Bonds (Federally           7/02 at 102          AAA          3,617,992
                 Insured or Guaranteed Mortgage Loans), Series 1992A,
                 6.600%, 7/01/11


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 4.7%

       11,425   Louisiana Public Facilities Authority, Revenue Bonds, Tulane            11/02 at 102        A+***         12,139,177
                 University of Louisiana, 1992 Series, 6.625%, 11/15/21
                 (Pre-refunded to 11/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.7%

                Massachusetts State General Obligation Refunding Bonds,
                Series 1991-B:
        2,045    6.500%, 8/01/11 (Pre-refunded to 8/01/01)                               8/01 at 102          Aaa          2,140,317
        1,585    6.500%, 8/01/11                                                         8/01 at 102          Aa2          1,651,776

        3,000   Massachusetts Health and Educational Facilities Authority,              10/02 at 102      BBB+***          3,190,980
                 Revenue Bonds (Jordan Memorial  Hospital Issue), Series 1992C,
                 6.875%, 10/01/22 (Pre-refunded to 10/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.6%

                City of Royal Oak Hospital Finance Authority, Revenue Bonds
                (Beaumont Properties, Inc.), Series 1992E:
          435    6.625%, 1/01/19 (Pre-refunded to 1/01/02)                               1/02 at 102          AAA            456,854
        3,565    6.625%, 1/01/19                                                         1/02 at 102           AA          3,661,825

------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.8%

        2,065   City of Billings, Montana, Tax Increment Urban Renewal Bonds,            3/02 at 101         Baa3          2,144,296
                 Refunding Series 1992, 7.100%, 3/01/08


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 0.2%

          500   Clark County, Nevada, General Obligation (Limited Tax), Las Vegas        7/06 at 101          AAA            495,285
                 Convention and Visitors Authority, Series September 1, 1996,
                 5.500%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 10.9%

        3,850   Metropolitan Transportation Authority (New York), Transit Facilities     7/02 at 100            A          3,922,419
                 Service Contract Bonds, Series N, 6.000%, 7/01/11

                The City of New York, New York, General Obligation Bonds, Fiscal
                1992 Series H:
        7,355    7.100%, 2/01/11 (Pre-refunded to 2/01/02)                           2/02 at 101 1/2        A-***          7,766,954
          645    7.100%, 2/01/11                                                     2/02 at 101 1/2           A-            677,573
        2,865    7.100%, 2/01/12 (Pre-refunded to 2/01/02)                           2/02 at 101 1/2        A-***          3,025,469
          285    7.100%, 2/01/12                                                     2/02 at 101 1/2           A-            299,316

                            PORTFOLIO OF INVESTMENTS
                            NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2 (NXQ) (continued)
                            March 31, 2000

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       2,695   Dormitory Authority of the State of New York, State University           5/00 at 102          Aaa       $  2,758,898
                 Educational Facilities Revenue Bonds, Series 1989B,
                 7.250%, 5/15/15 (Pre-refunded to 5/15/00)

        4,000   New York State Medical Care Facilities Finance Agency,                   2/05 at 102          AAA          4,386,600
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 1994 Series A, 6.750%, 8/15/14 (Pre-refunded to 2/15/05)

        5,000   Triborough Bridge and Tunnel Authority (New York), Convention           No Opt. Call            A          5,553,200
                 Center Project Bonds, Series E, 7.250%, 1/01/10


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.3%

        2,800   County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia                8/05 at 102          AAA          3,020,332
                 Health System), Series 1995, 6.250%, 8/15/14
                 (Pre-refunded to 8/15/05)

        3,000   County of Erie, Ohio, Hospital Improvement and Refunding Revenue         1/02 at 102            A          3,080,760
                 Bonds, Series 1992 (Firelands Community Hospital Project),
                 6.750%, 1/01/15


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 2.4%

        6,000   Oklahoma City (Oklahoma), Water Utilities Trust, Water and               7/02 at 100          AAA          6,184,440
                 Sewer Revenue Bonds, 6.400%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.9%

        1,000   Dauphin County General Authority (Pennsylvania), Health                  2/09 at 101          AAA            925,110
                 System Revenue Bonds, Series of 1999 (Pinnacle Health System
                 Project), 5.125%, 8/15/17

        6,295   Pennsylvania Intergovernmental Cooperation Authority, Special            6/02 at 100          Aaa          6,569,525
                 Tax Revenue Bonds (City of Philadelphia Funding Program),
                 Series of 1992, 6.800%, 6/15/22 (Pre-refunded to 6/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.3%

        5,500   Rhode Island Depositors Economic Corporation, Special Obligation         8/02 at 102          AAA          5,863,055
                 Bonds, 1992 Series A, 6.900%, 8/01/13 (Pre-refunded to 8/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.7%

        7,000   Richland County (South Carolina), Solid Waste Disposal Facilities        5/02 at 102           A3          7,133,980
                 Revenue Bonds (Union Camp Corporation Project), Series 1992-A,
                 6.750%, 5/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 4.9%

        4,500   Memphis-Shelby County Airport Authority (Tennessee), Special             9/01 at 103          BBB          4,793,355
                 Facilities Revenue Bonds, Series 1984 (Federal Express
                 Corporation), 7.875%, 9/01/09

        7,870   Tennessee Housing Development Agency, Homeownership                      7/02 at 102           AA          8,043,061
                 Program Bonds, Issue WR, 6.800%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 7.7%

        3,275   Bexar County Health Facilities Development Corporation,                  8/04 at 102          AAA          3,578,003
                 Hospital Revenue Bonds (Baptist Memorial Hospital System
                 Project), Series 1994, 6.900%, 2/15/14 (Pre-refunded to 8/15/04)

        4,730   Cleveland Housing Corporation (Texas), Mortgage Revenue                  1/01 at 102          AAA          4,856,669
                 Refunding Bonds, Series 1992-C (FHA- Insured - Section 8),
                 7.375%, 7/01/24

        2,500   Harris County Health Facilities Development Corporation,                10/05 at 102          AAA          2,466,700
                 Texas Children's Hospital Project, Series 1995,
                 5.500%, 10/01/16

        7,600   Port of Corpus Christi Authority of Nueces County (Texas),               4/02 at 102          BBB          7,677,748
                 Pollution Control Revenue Bonds (Hoechst Celanese Corporation),
                 Series 1992, 6.875%, 4/01/17 (Alternative Minimum Tax)

        1,460   Red River Authority (Texas), Pollution Control Revenue Bonds             4/02 at 102          BBB          1,474,936
                 (Hoechst Celanese Corporation), Series 1992,
                 6.875%, 4/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.8%

        1,655   Municipal Building Authority of Ogden City School District,              1/02 at 101        A3***          1,737,651
                 Weber County, Utah, Lease Revenue Bonds (Central Middle
                 School Project), Series 1992, 6.700%, 1/01/12
                 (Pre-refunded to 1/01/02)

          360   Utah Housing Finance Agency, Single Family Mortgage Purchase             7/02 at 102          Aaa            368,186
                 Refunding Senior Bonds, Series 1992, 6.800%, 1/01/12

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 2.6%

$       3,000   Vermont Housing Finance Agency, Multifamily Housing Bonds,               2/09 at 100          AAA       $  2,965,440
                 1999 Series C, 5.800%, 8/15/16

        3,600   Vermont Industrial Development Authority, Industrial Development         9/02 at 102            A          3,729,240
                 Refunding Revenue Bonds (Stanley Works Project),
                 Series 1992, 6.750%, 9/01/10


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.8%

        2,000   Industrial Development Authority of Covington-Alleghany County,          4/02 at 102       N/R***          2,104,220
                 Virginia, Hospital Facility Revenue Bonds (Alleghany Regional
                 Hospital), Series 1992, 6.625%, 4/01/12 (Pre-refunded to 4/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.9%

                Washington Public Power Supply System, Nuclear Project No. 3,
                Refunding Revenue Bonds, Series 1991A:
        3,600    6.750%, 7/01/11 (Pre-refunded to 7/01/01)                               7/01 at 102       Aa1***          3,764,484
        6,160    6.500%, 7/01/18 (Pre-refunded to 7/01/01)                               7/01 at 102          Aaa          6,426,050


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.7%

        1,750   West Virginia School Building Authority, Capital Improvement             7/02 at 102         A***          1,849,994
                 Revenue Bonds, Series 1992-A, 6.625%, 7/01/22
                 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.1%

       10,000   Wisconsin Housing and Economic Development Authority,                    4/02 at 102           AA         10,518,700
                 Multifamily Housing Revenue Bonds, 1992 Series D,
                 7.200%, 11/01/13 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

$     243,650   Total Investments - (cost $241,109,530) - 98.1%                                                          254,846,867
=============
                SHORT-TERM INVESTMENTS - 0.5%

$       1,200   Uinta County Amoco Project, Pollution Control Revenue Bonds,                               VMIG-1          1,200,000
=============    Variable Rate Demand Bonds, Series 1998, 3.950%, 7/01/26+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                       3,613,196
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $259,660,063
                ====================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.


                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                            PORTFOLIO OF INVESTMENTS
                            NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3 (NXR)
                            March 31, 2000

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 2.9%

$       3,000   State Public Works Board of the State of California, Lease              11/04 at 102          Aaa       $  3,344,220
                 Revenue Bonds (Department of Corrections - California State
                 Prison-Monterey County (Soledad II)), 1994 Series A,
                 6.875%, 11/01/14 (Pre-refunded to 11/01/04)

          500   City of Fresno, California, Health Facility Revenue Refunding Bonds     12/03 at 102          AAA            499,955
                 (Holy Cross Health System Corporation), 5.625%, 12/01/18

        1,445   City of Torrance (California), Hospital Revenue Bonds (Little            7/02 at 102         A***          1,537,827
                 Company of Mary Hospital Project), Series 1992,
                 6.875%, 7/01/15 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 6.8%

        2,500   City of Colorado Springs, Colorado, Utilities System Refunding          11/02 at 100           AA          2,530,200
                 Revenue Bonds, Series 1992A, 6.125%, 11/15/20

        1,500   City and County of Denver, Colorado, Airport System Revenue             No Opt. Call         BBB+          1,744,245
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

                City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1992B:
          815    7.250%, 11/15/23 (Alternative Minimum Tax) (Pre-refunded to 11/15/02)  11/02 at 102          Aaa            878,986
        3,185    7.250%, 11/15/23 (Alternative Minimum Tax)                             11/02 at 102         BBB+          3,365,940

                City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1992C:
          470    6.750%, 11/15/13 (Alternative Minimum Tax) (Pre-refunded to 11/15/02)  11/02 at 102          Aaa            501,175
        3,530    6.750%, 11/15/13 (Alternative Minimum Tax)                             11/02 at 102         BBB+          3,609,496


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.1%

          250   State of Connecticut Health and Educational Facilities Authority,        7/02 at 102          AAA            263,240
                 Revenue Bonds, Bridgeport Hospital Issue, Series A,
                 6.625%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 3.5%

        2,000   District of Columbia Hospital Revenue Refunding Bonds                    8/02 at 102        A3***          2,133,700
                 (Washington Hospital Center), Series 1992-A, 7.125%, 8/15/19
                 (Pre-refunded to 8/15/02)

                District of Columbia (Washington D.C.), General Obligation Bonds,
                Series 1993E:
          165    6.000%, 6/01/13 (Pre-refunded to 6/01/03)                               6/03 at 102          AAA            173,469
        4,080    6.000%, 6/01/13                                                         6/03 at 102          AAA          4,204,481


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.0%

        3,525   City of Tampa, Florida, Revenue Bonds (The Florida Aquarium              5/02 at 102       N/R***          3,775,487
                 Project), Series 1992, 7.550%, 5/01/12 (Pre-refunded to 5/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.4%

                Fulco Hospital Authority, Refunding Revenue Anticipation
                Certificates (Georgia Baptist Health Care System Project),
                Series 1992B:
        2,250    6.250%, 9/01/13 (Pre-refunded to 9/01/02)                               9/02 at 102      Baa1***          2,360,048
        2,000    6.375%, 9/01/22 (Pre-refunded to 9/01/02)                               9/02 at 102      Baa1***          2,103,220


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.3%

        3,000   Village of Bryant, Illinois, Pollution Control Revenue Refunding         2/02 at 102           A2          3,042,690
                 Bonds (Central Illinois Light Company Project), Series 1992,
                 6.500%, 2/01/18

        2,500   Chicago Metropolitan Housing Development Corporation (Illinois),         7/02 at 102           AA          2,613,400
                 Housing Development Revenue Refunding Bonds (FHA-Insured
                 Mortgage Loans - Section 8 Assisted Projects), Series 1992A,
                 6.850%, 7/01/22

        2,550   City of Chicago, Illinois, Mortgage Revenue Bonds, Series 1992           6/02 at 102          AAA          2,616,708
                 (FHA-Insured Mortgage Loan - Lakeview Towers Project),
                 6.600%, 12/01/20

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,700   City of Chicago, Chicago-O'Hare International Airport, General           1/03 at 102          AAA       $  1,660,067
                 Airport Second Lien Revenue Refunding Bonds,
                 5.600%, 1/01/18 (Alternative Minimum Tax)

        1,500   Illinois Health Facilities Authority, Revenue Bonds, Series 1992C       No Opt. Call       N/R***          1,561,395
                 (Evangelical Hospitals Corporation), 6.250%, 4/15/22

        4,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992B        9/06 at 100          AAA          4,360,840
                 (Franciscan Sisters Health Care Corporation Project),
                 6.625%, 9/01/13 (Pre-refunded to 9/01/06)

        1,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992        10/02 at 102      Baa2***          1,058,670
                 (Mercy Center for Health Care Services), 6.650%, 10/01/22
                 (Pre-refunded to 10/01/02)

        7,750   The Illinois State Toll Highway Authority, Toll Highway Priority         1/03 at 102       AA-***          8,196,323
                 Revenue Bonds, 1992 Series A, 6.375%, 1/01/15
                 (Pre-refunded to 1/01/03)

        1,360   Board of Regents of Sangamon State University (Illinois),               10/02 at 102          AAA          1,437,194
                 Auxiliary Facilities System Revenue Bonds, Series 1992,
                 6.375%, 10/01/17 (Pre-refunded to 10/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.5%

        1,205   Allen County, Indiana, Refunding Certificates of Participation,          5/02 at 101          Aa3          1,249,814
                 Series 1991, 6.500%, 11/01/17

        4,000   Indiana State Office Building Commission, Correctional Facilities       12/01 at 102       Aa2***          4,186,920
                 Program Revenue Bonds, Series 1991, 6.375%, 7/01/16
                 (Pre-refunded to 12/01/01)

        2,000   School Building Corporation of Warren Township (Marion County,           7/02 at 102        A+***          2,090,440
                 Indiana), First Mortgage Bonds, Series 1992A, 6.000%, 7/15/12
                 (Pre-refunded to 7/15/02)

        2,725   Warrick County, Indiana, Adjustable Rate Environmental                   5/03 at 102           AA          2,692,981
                 Improvement Revenue Bonds, 1993 Series B (Southern Indiana
                 Gas and Electric Company Project), 6.000%, 5/01/23
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.6%

                County of Trimble, Kentucky, Pollution Control Revenue Bonds
                (Louisville Gas and Electric Company Project), 1990 Series B:
          500    6.550%, 11/01/20 (Pre-refunded to 9/16/02) (Alternative Minimum Tax)    9/02 at 102          Aaa            529,560
        4,080    6.550%, 11/01/20 (Alternative Minimum Tax)                              9/02 at 102           A1          4,220,515


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.2%

        4,000   Louisiana Public Facilities Authority, Revenue Bonds, Series 1992,       2/03 at 101           AA          4,135,080
                 Baton Rouge Water Works Company Project, 6.400%, 2/01/10
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.7%

        1,270   Massachusetts Health and Educational Facilities Authority, Revenue      11/02 at 102          Aaa          1,348,118
                 Bonds, MetroWest Health, Inc. Issue, Series C,
                 6.500%, 11/15/18 (Pre-refunded to 11/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 6.8%

        4,000   Michigan State Housing Development Authority,  Single Family             6/06 at 102          AA+          4,035,640
                 Mortgage Revenue Bonds, 1996 Series C, 5.950%, 12/01/17

        8,240   Michigan Housing Development Authority, Limited Obligation               9/02 at 103          AAA          8,569,353
                 Revenue Bonds (Greenwood Villa Project), Series 1992,
                 6.625%, 9/15/17


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.7%

                Clark County, Nevada, Las Vegas-McCarran International Airport,
                Passenger Facility Charge Revenue Bonds, Series 1992B:
        1,955    6.500%, 7/01/12 (Alternative Minimum Tax)                               7/02 at 102            A          2,034,256
          980    6.250%, 7/01/22 (Alternative Minimum Tax) (Pre-refunded to 7/01/02)     7/02 at 102          Aaa          1,024,815
           20    6.250%, 7/01/22 (Alternative Minimum Tax)                               7/02 at 102            A             20,246


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 10.3%

        1,750   The City of New York, New York, General Obligation Bonds,            8/02 at 101 1/2          Aaa          1,863,085
                 Fiscal 1992 Series C, Subseries C-1, 7.000%, 8/01/17
                 (Pre-refunded to 8/01/02)

        1,480   The City of New York, New York, General Obligation Bonds,            2/02 at 101 1/2          Aaa          1,573,980
                 Fiscal 1992 Series D, 7.500%, 2/01/18 (Pre-refunded to 2/01/02)

                            PORTFOLIO OF INVESTMENTS
                            NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3 (NXR) (continued)
                            March 31, 2000
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$          20   The City of New York, New York, General Obligation Bonds,            2/02 at 101 1/2           A-       $     21,136
                  Fiscal 1991 Series D, 7.500%, 2/01/18

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series B:
          990    7.000%, 6/01/12 (Pre-refunded to 6/01/01)                           6/01 at 101 1/2          Aaa          1,033,778
           10    7.000%, 6/01/12                                                     6/01 at 101 1/2           A-             10,392

                The City of New York, New York, General Obligation Bonds, Fiscal
                1992 Series H:
        1,845    7.100%, 2/01/11 (Pre-refunded to 2/01/02)                           2/02 at 101 1/2        A-***          1,948,338
          155    7.100%, 2/01/11                                                     2/02 at 101 1/2           A-            162,828

                The City of New York, New York, General Obligation Bonds, Fiscal
                1992 Series B:
          205    7.000%, 2/01/18 (Pre-refunded to 2/01/02)                           2/02 at 101 1/2        A-***            216,125
          855    7.000%, 2/01/18                                                     2/02 at 101 1/2           A-            896,160

        2,785   New York City Municipal Water Finance Authority, Water and               6/02 at 101          AAA          2,909,768
                 Sewer System Revenue Bonds, Fixed Rate Fiscal 1993 Series B,
                 6.375%, 6/15/22 (Pre-refunded to 6/15/02)

        4,000   New York City Municipal Water Finance Authority, Water and           6/02 at 101 1/2          Aa3          4,056,560
                 Sewer System Revenue Bonds, Fiscal 1993 Series A,
                 6.000%, 6/15/17

        2,130   Dormitory Authority of the State of New York, City University           No Opt. Call         Baa1          2,413,098
                 System Consolidated, Second General Resolution Revenue Bonds,
                 Series 1990C, 7.500%, 7/01/10

        2,000   New York State Medical Care Facilities Finance Agency,                   8/02 at 102          AAA          2,068,800
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, 1992 Series C (Mount Sinai Hospital), 6.250%, 8/15/12


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 6.2%

        2,500   Cambria County Hospital Development Authority (Pennsylvania),            7/02 at 102          AAA          2,629,925
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series B of 1992 (Conemaugh Valley Memorial Hospital Project),
                 6.375%, 7/01/18 (Pre-refunded to 7/01/02)

        2,435   Dauphin County Industrial Development Authority, Water                  No Opt. Call            A          2,700,585
                 Development Refunding Revenue Bonds, Series 1992B (Dauphin
                 Consolidates Water Supply Company), 6.700%, 6/01/17

        4,000   Pennsylvania Housing Finance Agency, Rental Housing Refunding            7/02 at 102          AAA          4,043,760
                 Bonds, Issue of 1992 (FNMA Insured Mortgage Loans),
                 6.500%, 7/01/23

        2,000   Pennsylvania Higher Educational Facilities Authority, Revenue            5/03 at 102           A-          2,060,060
                 Bonds (Drexel University), Series 1993, 6.375%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.1%

        4,000   South Carolina Public Service Authority, Revenue Bonds,                  7/02 at 102          Aa2          4,161,640
                 1992 Refunding Series A, 6.375%, 7/01/11

                City of Spartanburg, South Carolina, Water System Improvement
                Refunding Revenue Bonds, Series 1992:
        1,290    6.250%, 6/01/17 (Pre-refunded to 6/01/02)                               6/02 at 101          AAA          1,343,432
          310    6.250%, 6/01/17                                                         6/02 at 101          AA-            314,780


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 2.3%

        4,000   South Dakota Health and Educational Facilities Authority,                9/02 at 102          AAA          4,200,680
                 Revenue Bonds, Series 1992 (Rapid City Regional Hospital
                 Issue), 6.150%, 9/01/18 (Pre-refunded to 9/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.5%

        4,420   Memphis-Shelby County Airport Authority (Tennessee),                     9/02 at 102          BBB          4,638,127
                 Special Facilities Revenue Refunding Bonds, Series 1992
                 (Federal Express Corporation), 6.750%, 9/01/12


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.0%

        3,755   Grand Prairie Industrial Development Authority, Industrial              12/02 at 102            A          3,887,664
                 Development Revenue Refunding Bonds, Series 1992 (Baxter
                 International, Inc. Project), 6.550%, 12/01/12

        2,500   Harris County Health Facilities (Texas), Development Corporation        10/04 at 101          AAA          2,670,550
                 Hospital Revenue Bonds (Hermann Hospital), Series 1994,
                 6.375%, 10/01/17 (Pre-refunded to 10/01/04)

        5,000   North Central Texas Health Facilities Development Corporation,           5/06 at 102          AA-          4,622,900
                 Hospital Revenue Refunding Bonds (Baylor Health Care
                 System Project), Series 1995, 5.250%, 5/15/16


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 2.2%

        4,000   Virginia Housing Development Authority, Commonwealth Mortgage            1/02 at 102          AA+          4,079,520
                 Bonds, 1992 Series A, 7.100%, 1/01/22

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.9%

                Port of Seattle, Washington, Revenue Bonds, Series 1992B:
$         290    6.000%, 11/01/17 (Alternative Minimum Tax)                             11/02 at 100       AA-***       $    298,474
                   (Pre-refunded to 11/01/02)
        3,710    6.000%, 11/01/17 (Alternative Minimum Tax)                             11/02 at 100          AA-          3,726,918

        5,840   State of Washington, Certificates of Participation, Series 1991-A,       4/01 at 102          Aa2          5,959,311
                 State Office Building Project, 6.000%, 4/01/12

        4,000   Washington Public Power Supply System, Nuclear Project No. 1,            7/01 at 102          Aaa          4,190,760
                 Refunding Revenue Bonds, Series 1991A, 6.875%, 7/01/17
                 (Pre-refunded to 7/01/01)

        4,000   Washington Public Power Supply System, Nuclear Project No. 1,            7/02 at 102          AAA          4,219,760
                 Refunding Revenue Bonds, Series 1992A, 6.500%, 7/01/15
                 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 4.3%

        2,500   Berkeley County Building Commission (West Virginia),                    11/02 at 102         BBB+          2,529,350
                 Hospital Revenue Bonds (City Hospital Project), Series 1992,
                 6.500%, 11/01/09

        3,000   Mason County, West Virginia, Pollution Control Revenue Bonds            10/02 at 102         BBB+          3,007,620
                 (Appalachian Power Company Project), Series 1992J, 6.600%, 10/01/22

                West Virginia School Building Authority, Capital Improvement
                Revenue Bonds, Series 1992-A:
        1,855    6.500%, 7/01/12 (Pre-refunded to 7/01/02)                               7/02 at 102         A***          1,956,098
          395    6.500%, 7/01/12                                                         7/02 at 102            A            413,151
------------------------------------------------------------------------------------------------------------------------------------
$     175,575   Total Investments - (cost $174,405,983) - 98.3%                                                          182,539,827
=============
                SHORT-TERM INVESTMENTS - 0.3%

$         500   Allegheny County Industrial Development Authority (Longwood at                             VMIG-1            500,000
=============    Oakmont Inc. Project), Series 1997B, Variable Rate Demand
                 Revenue Bonds, 4.000%, 7/01/27+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                       2,631,221
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $185,671,048
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                            PORTFOLIO OF INVESTMENTS
                            NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO (NXC)
                            March 31, 2000

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 1.6%

$       1,410   California Educational Facilities Authority, Refunding Revenue          10/01 at 100          AAA       $  1,436,903
                 Bonds, Series 1992 (Loyola Marymount University), 6.000%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 8.6%

        2,500   California Health Facilities Financing Authority, Insured Hospital      10/02 at 102          AAA          2,633,650
                 Revenue Bonds (Scripps Memorial Hospitals), Series 1992A,
                 6.400%, 10/01/12

        1,000   California Health Facilities Financing Authority, Insured Hospital       3/01 at 102          AAA          1,037,780
                 Revenue Bonds (Adventist Health System/West),
                 1991 Series B, 6.500%, 3/01/11

        4,000   California Health Facilities Financing Authority, Insured Hospital       8/02 at 102          AAA          4,194,680
                 Revenue Bonds (San Diego Hospital Association), Series 1992B,
                 6.125%, 8/01/11


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 10.0%

                Golden West Schools Financing Authority (California), 1999
                Revenue Bonds (School District General Obligation Refunding
                Program), Series A:
        4,650    0.000%, 8/01/16                                                        No Opt. Call          AAA          1,870,184
        1,750    0.000%, 2/01/17                                                        No Opt. Call          AAA            676,673
        2,375    0.000%, 8/01/17                                                        No Opt. Call          AAA            892,786
        2,345    0.000%, 2/01/18                                                        No Opt. Call          AAA            848,116

                Mountain View-Los Altos Union High School District (County of
                Santa Clara, California), 1995 General Obligation Capital
                Appreciation Bonds, Series C:
        1,015    0.000%, 5/01/17                                                        No Opt. Call          AAA            387,618
        1,080    0.000%, 5/01/18                                                        No Opt. Call          AAA            385,754

        4,000   City of Oakland, Alameda County, California, General Obligation          6/02 at 102          AAA          4,088,080
                 Bonds, Series 1992, 6.000%, 6/15/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 17.5%

        3,500   State Public Works Board of the State of California,                    No Opt. Call          AAA          3,967,145
                 Lease Revenue Bonds (Department of Corrections),
                 Series 1991A (State Prisons-Imperial County),
                 6.500%, 9/01/17

        2,430   County of Los Angeles, Certificates of Participation                     4/02 at 102          AAA          2,520,226
                 (Edmund D. Edelman Children's Court and Petersen
                 Museum Projects), 6.000%, 4/01/12

        1,200   Los Angeles County Metropolitan Transportation Authority                 7/03 at 102          AAA          1,205,832
                 (California), Proposition A, Sales Tax Revenue Refunding Bonds,
                 Series 1993-A, 5.625%, 7/01/18

        4,000   San Bernardino County, California, Certificates of Participation        11/02 at 102          AAA          4,083,880
                 (1992 West Valley Detention Center Refinancing Project),
                 6.000%, 11/01/18

        4,000   Walnut Public Financing Authority (Los Angeles County, California),      9/02 at 102          AAA          4,219,360
                 1992 Tax Allocation Revenue Bonds (Walnut Improvement
                 Project), 6.500%, 9/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.8%

        3,675   Palm Springs Financing Authority, Palm Springs Regional Airport          1/02 at 102          AAA          3,776,798
                 Revenue Bonds, Series 1992, 6.000%, 1/01/12
                 (Alternative Minimum Tax)

        3,750   Port of Oakland (California), Revenue Bonds, Series 1992-E,             11/02 at 102          AAA          3,950,100
                 6.500%, 11/01/16 (Alternative Minimum Tax)

        2,095   Airports Commission of San Francisco City and County, California,        5/02 at 102          AAA          2,198,849
                 San Francisco International Airport, Second Series Refunding
                 Revenue Bonds, Issue 1, 6.300%, 5/01/11

          820   Airports Commission of San Francisco City and County,                    5/03 at 102          AAA            839,098
                 California, San Francisco International Airport, Second Series
                 Refunding Revenue Bonds, Issue 4, 6.200%, 5/01/20
                 (Alternative Minimum Tax)


   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 32.1%

$       2,320   Brea Public Financing Authority (Orange County, California),             7/00 at 102          AAA       $  2,379,786
                 1991 Lease Revenue Bonds, Series A, 6.250%, 7/01/21
                 (Pre-refunded to 7/01/00)

          640   California Educational Facilities Authority, Refunding Revenue          10/01 at 100          AAA            657,280
                 Bonds, Series 1992 (Loyola Marymount University),
                 6.000%, 10/01/14 (Pre-refunded to 10/01/01)

        4,000   The Community Redevelopment Agency of the City of                        7/02 at 102          AAA          4,223,880
                 Los Angeles, California, Hollywood Redevelopment Project,
                 Tax Allocation Bonds, Series B, 6.100%, 7/01/22
                 (Pre-refunded to 7/01/02)

        4,000   City of Los Angeles, California, Wastewater System Revenue               6/02 at 102          AAA          4,231,720
                 Bonds, Series 1992-B, 6.250%, 6/01/12
                 (Pre-refunded to 6/01/02)

        1,500   Modesto Irrigation District Financing Authority, Domestic                9/02 at 102          AAA          1,587,495
                 Water Project Revenue Bonds, Series 1992A, 6.125%, 9/01/19
                 (Pre-refunded to 9/01/02)

                Rio Linda Union School District (California), General Obligation
                Bonds, Series 1992A:
          475    6.250%, 8/01/15 (Pre-refunded to 8/01/02)                               8/02 at 102          AAA            503,738
        3,310    6.375%, 8/01/17 (Pre-refunded to 8/01/02)                               8/02 at 102          AAA          3,518,960

        3,500   Sacramento Municipal Utility District (California), Electric Revenue     8/02 at 102          AAA          3,723,405
                 Bonds, 1992 Series B, 6.375%, 8/15/22 (Pre-refunded to 8/15/02)

        4,000   County of San Diego (California), Certificates of Participation          8/04 at 102          AAA          4,420,560
                 (1994 Inmate Reception Center and Cooling Plant Financing),
                 6.750%, 8/01/14 (Pre-refunded to 8/01/04)

        1,405   Airports Commission of San Francisco City and County, California,        5/02 at 102          AAA          1,485,970
                 San Francisco International Airport, Second Series Refunding
                 Revenue Bonds, Issue 1, 6.300%, 5/01/11
                 (Pre-refunded to 5/01/02)

        1,330   Airports Commission of San Francisco City and County, California,        5/03 at 102          AAA          1,420,812
                 San Francisco International Airport, Second Series Refunding
                 Revenue Bonds, Issue 4, 6.200%, 5/01/20 (Alternative Minimum Tax)
                 (Pre-refunded to 5/01/03)

        1,000   Tulare County, California, Certificates of Participation                11/02 at 102          AAA          1,062,070
                 (1992 Financing Project), Series A, 6.125%, 11/15/12
                 (Pre-refunded to 11/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.5%

        3,450   M-S-R Public Power Agency (California), San Juan Project Revenue         7/01 at 100          AAA          3,465,456
                 Bonds, Series 1991E, 6.000%, 7/01/22
        2,430   Modesto Irrigation District, California, Certificates of Participation  10/01 at 100          AAA          2,494,541
                 (Refunding and Capital Improvements Project), Series 1991A,
                 6.000%, 10/01/21

        3,000   Northern California Power Agency, Hydroelectric Project Number           7/02 at 102          AAA          3,141,780
                 One Revenue Bonds, 1992 Refunding Series A, 6.250%, 7/01/12

        1,225   Turlock Irrigation District (California), Revenue Refunding Bonds,      No Opt. Call          AAA          1,366,071
                 Series 1992-A, 6.250%, 1/01/12


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 5.9%

        4,000   Eastern Municipal Water District (Riverside County, California),         7/01 at 101          AAA          4,073,400
                 Water and Sewer Revenue Refunding Certificates of Participation,
                 Series 1991A, 6.300%, 7/01/20

        1,250   Fairfield - Suisun Sewer District (Solano County, California), Sewer     5/01 at 102          AAA          1,294,550
                 Revenue Refunding Bonds, Series 1991A, 6.250%, 5/01/16
------------------------------------------------------------------------------------------------------------------------------------
$      94,430   Total Investments - (cost $86,307,333) - 99.0%                                                            90,264,986
=============
                Other Assets Less Liabilities - 1.0%                                                                         900,806
                --------------------------------------------------------------------------------------------------------------------
                Net Assets  - 100%                                                                                      $ 91,165,792
                ====================================================================================================================

                         All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                         Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                         Government agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating. See accompanying notes to financial statements.

                                 See accompanying notes to financial statements.

                            Portfolio of Investments
                            NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO (NXN)
                            March 31, 2000
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.3%

$       1,000   New York City Industrial Development Agency, Civic Facility Revenue     11/04 at 102          AAA       $  1,055,600
                 Bonds (USTA National Tennis Center Incorporated Project),
                 6.375%, 11/15/14

          570   Dormitory Authority of the State of New York, City University System    No Opt. Call          AAA            657,284
                 Consolidated, Second General Resolution Revenue Bonds,
                 Series 1990C, 7.500%, 7/01/10

        1,370   Dormitory Authority of the State of New York, Siena College,             7/02 at 102          AAA          1,419,621
                 Insured Revenue Bonds, Series 1992, 6.000%, 7/01/11

        2,050   Dormitory Authority of the State of New York, Ithaca College,            7/01 at 102          AAA          2,140,323
                 Revenue Bonds, 6.500%, 7/01/10

        2,250   Dormitory Authority of the State of New York, New York University,       7/01 at 102          AAA          2,338,875
                 Insured Revenue Bonds, Series 1991, 6.250%, 7/01/09

        1,100   Dormitory Authority of the State of New York, Mount Sinai                7/01 at 102          AAA          1,146,695
                 School of Medicine, Insured Revenue Bonds, Series 1991,
                 6.750%, 7/01/15

        2,500   Dormitory Authority of the State of New York, Marist College,            7/02 at 102          AAA          2,569,875
                 Insured Revenue Bonds, Series 1992, 6.000%, 7/01/12


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 4.6%

        2,500   New York State Medical Care Facilities Finance Agency, Hospital          8/02 at 102          AAA          2,595,850
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 1992 Series C (Mount Sinai Hospital), 6.250%, 8/15/12


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.8%

        1,375   New Hartford Housing Development Corporation, Mortgage                   7/02 at 100          AAA          1,417,268
                 Revenue Refunding Bonds, Series 1992-A (Village Point
                 Project - FHA-Insured Mortgage Loan Section 8 Assisted Project),
                 7.375%, 1/01/24

        1,245   New York State Housing Finance Agency, Insured Multifamily               8/02 at 102          AAA          1,277,681
                 Housing Mortgage Revenue Bonds, Series 1992C (FHA-Insured),
                 6.450%, 8/15/14


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 2.9%

                Town of Clarkstown, Rickland County, New York, Various Purposes
                Serial Bonds of 1992:
          505    5.600%, 6/15/10                                                        No Opt. Call          AAA            524,730
          525    5.600%, 6/15/11                                                        No Opt. Call          AAA            547,565
          525    5.600%, 6/15/12                                                        No Opt. Call          AAA            547,087

           10   The City of New York, New York, General Obligation Bonds,            8/02 at 101 1/2          AAA             10,430
                 Fiscal 1992 Series C, 6.250%, 8/01/11


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 4.8%

           20   New York State Medical Care Facilities Finance Agency,                   8/02 at 102          AAA             20,770
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1992 Series D, 6.100%, 8/15/13

          140   New York State Medical Care Facilities Finance Agency, Mental            2/02 at 102          AAA            143,142
                 Health Services Facilities Improvement Revenue Bonds,
                 1992 Series B, 6.250%, 8/15/18

          200   New York State Thruway Authority, Highway and Bridge Trust               4/05 at 102          AAA            191,914
                 Fund Bonds, Series 1995B, 5.125%, 4/01/15

        2,250   Triborough Bridge and Tunnel Authority (New York), Special               1/01 at 102          AAA          2,320,425
                 Obligation Refunding Bonds, Series 1991A, 6.625%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.7%

        2,500   Port of Authority of New York and New Jersey, Consolidated               1/05 at 101          AAA          2,604,275
                 Revenue Bonds, Ninety-Seventh Series, 6.500%, 7/15/19
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 42.4%

        3,500   Metropolitan Transportation Authority (New York), Commuter               7/02 at 102          AAA          3,681,510
                 Facilities Revenue Bonds, Series 1992B, 6.250%, 7/01/17
                 (Pre-refunded to 7/01/02)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*    RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       2,250   Metropolitan Transportation Authority (New York), Transit Facilities     7/02 at 102          AAA       $  2,372,377
                 Revenue Bonds, Series J, 6.375%, 7/01/10
                 (Pre-refunded to 7/01/02)

          245   The City of New York, New York, General Obligation Bonds,            8/02 at 101 1/2          AAA            256,873
                 Fiscal 1992 Series C, 6.250%, 8/01/11 (Pre-refunded to 8/01/02)

        2,000   The City of New York, New York, General Obligation Bonds,                8/04 at 101          AAA          2,184,300
                 Fiscal 1994 Series B, 6.950%, 8/15/12 (Pre-refunded to 8/15/04)

        1,000   New York City Municipal Water Finance Authority, Water and           6/02 at 101 1/2          AAA          1,045,800
                 Sewer System Revenue Bonds, Series 1992C,
                 6.200%, 6/15/21 (Pre-refunded to 6/15/02)

          630   New York City Municipal Water Finance Authority, Water                   6/01 at 100          AAA            643,816
                 and Sewer System Revenue Bonds, Fiscal 1992 Series A,
                 6.250%, 6/15/21 (Pre-refunded to 6/15/01)

        1,560   Dormitory Authority of the State of New York, Judicial                  No Opt. Call          AAA          1,813,594
                 Facilities Lease Revenue Bonds (Suffolk County Issue),
                 Series 1986, 7.375%, 7/01/16

        2,400   Dormitory Authority of the State of New York, Hamilton College,          7/01 at 102          AAA          2,505,744
                 Insured Revenue Bonds, Series 1991, 6.500%, 7/01/21
                 (Pre-refunded to 7/01/01)

        1,965   New York State Medical Care Facilities Finance Agency, Mental            2/02 at 102          AAA          2,056,490
                 Health Services Facilities Improvement Revenue Bonds,
                 1992 Series B, 6.250%, 8/15/18 (Pre-refunded to 2/15/02)

          230   New York State Medical Care Facilities Finance Agency, Mental            8/02 at 102          AAA            241,376
                 Health Services Facilities Improvement  Revenue Bonds,
                 1992 Series D, 6.100%, 8/15/13 (Pre-refunded to 8/15/02)

        2,500   New York State Medical Care Facilities Finance Agency,                   2/05 at 102          AAA          2,741,625
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 1994 Series A, 6.750%, 8/15/14 (Pre-refunded to 2/15/05)

        1,500   New York State Thruway Authority, General Revenue Bonds,                 1/02 at 100          AAA          1,520,955
                 Series A, 5.500%, 1/01/23 (Pre-refunded to 1/01/02)
        2,000   New York State Thruway Authority, Local Highway and Bridge               4/02 at 102          AAA          2,069,060
                 Service Contract Bonds, Series 1992, 6.000%, 4/01/10
                 (Pre-refunded to 4/01/02)

          485   Suffolk County Water Authority (New York), Waterworks Revenue           No Opt. Call          AAA            538,942
                 Bonds, Series 1986-V, 6.750%, 6/01/12


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.6%

        1,945   New York State Power Authority, General Purpose Bonds,                   1/02 at 102          AAA          2,033,284
                 Series 1992 AA, 6.250%, 1/01/23


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.9%

        4,900   New York City Municipal Water Finance Authority, Water and           6/02 at 101 1/2          AAA          4,927,634
                 Sewer System Revenue Bonds, Fiscal 1993 Series A,
                 5.750%, 6/15/18

          620   New York City Municipal Water Finance Authority, Water and               6/01 at 100          AAA            629,350
                 Sewer System Revenue Bonds, Fiscal  1992 Series A,
                 6.250%, 6/15/21
------------------------------------------------------------------------------------------------------------------------------------

$      52,365   Total Investments - (cost $52,241,597) - 98.0%                                                            54,792,140
=============
                SHORT-TERM INVESTMENTS - 0.9%

$         500   The City of New York, New York, General Obligation Bonds,                                  VMIG-1            500,000
=============    Fiscal 1995 Series B, Variable Rate Demand Bonds,
                 3.950%, 8/15/05+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                         631,833
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $ 55,923,973
                ====================================================================================================================


                         All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue
                         Insurance, Secondary Market Insurance or Portfolio
                         Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                         Government agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
March 31, 2000
                                                                                                             INSURED         INSURED
                                                                                                          CALIFORNIA        NEW YORK
                                                         SELECT            SELECT            SELECT           SELECT          SELECT
                                                       TAX-FREE        TAX-FREE 2        TAX-FREE 3         TAX-FREE        TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in municipal securities,
  at market value                                  $238,148,015      $254,846,867      $182,539,827      $90,264,986     $54,792,140
 Temporary investments in short-term municipal
   securities, at amortized cost, which
   approximates market value                          1,800,000         1,200,000           500,000               --         500,000
 Cash                                                    25,960            34,861           458,794               --         138,083
 Receivables:
   Interest                                           5,102,776         4,668,094         3,111,871        1,404,146         804,476
   Investments sold                                     130,000           335,493               --                --             --
 Other assets                                            34,912            36,213            30,953           18,487          15,632
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                  245,241,663       261,121,528       186,641,445       91,687,619      56,250,331
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Cash overdraft                                              --                --                --           15,481             --
 Accrued expenses:
   Surveillance and administration fees                  50,246            64,376            46,369           23,078          14,171
   Other                                                149,728           120,501            42,468           70,302          58,228
 Dividends payable                                    1,227,931         1,276,588           881,560          412,966         253,959
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                               1,427,905         1,461,465           970,397          521,827         326,358
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                         $243,813,758      $259,660,063      $185,671,048      $91,165,792     $55,923,973
====================================================================================================================================
Shares outstanding                                   16,378,096        17,607,068        12,964,124        6,257,070       3,907,069
====================================================================================================================================
Net asset value per share outstanding
   (net assets divided by shares outstanding)      $      14.89      $      14.75      $      14.32      $     14.57     $     14.31
====================================================================================================================================

                                 See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Year Ended March 31, 2000

                                                                                                            INSURED         INSURED
                                                                                                         CALIFORNIA        NEW YORK
                                                         SELECT           SELECT            SELECT           SELECT          SELECT
                                                       TAX-FREE       TAX-FREE 2        TAX-FREE 3         TAX-FREE        TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $ 15,661,678     $ 16,412,363       $11,407,057      $ 5,367,403     $ 3,320,374
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Surveillance and administration fees                    603,653          773,000           557,158          276,678         169,961
Shareholders' servicing agent fees and expenses          44,308           39,263            33,656           11,549           8,315
Custodian's fees and expenses                            52,941           53,678            45,109           34,899          33,847
Trustees' fees and expenses                              38,832           48,377            34,918           18,741          11,036
Professional fees                                        15,719           22,647            13,439           12,802          11,387
Shareholders' reports - printing and
  mailing expenses                                       80,258           61,182            35,797           29,289          24,653
Stock exchange listing fees                              24,328           24,328            24,325           16,215          16,261
Investor relations expense                               17,766           18,232            13,743            6,864           5,090
Other expenses                                           12,653           14,119            11,380            6,928           5,686
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit              890,458        1,054,826           769,525          413,965         286,236
   Custodian fee credit                                  (7,112)          (5,990)           (4,674)          (2,751)         (6,889)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                            883,346        1,048,836           764,851          411,214         279,347
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                14,778,332       15,363,527        10,642,206        4,956,189       3,041,027
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions       220            1,289            (1,274)         332,845            (630)
Change in net unrealized appreciation
   (depreciation) of investments                    (10,859,173)     (11,626,371)       (8,555,845)      (4,529,191)     (2,371,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                    (10,858,953)     (11,625,082)       (8,557,119)      (4,196,346)     (2,372,272)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations         $  3,919,379     $  3,738,445       $ 2,085,087      $   759,843     $   668,755
===================================================================================================================================

                                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                         SELECT TAX-FREE                    SELECT TAX-FREE 2                 SELECT TAX-FREE 3
                                 -----------------------------      ------------------------------     -----------------------------
                                   YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      3/31/00          3/31/99           3/31/00           3/31/99          3/31/00          3/31/99
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 14,778,332     $ 14,802,566      $ 15,363,527      $ 15,377,663     $ 10,642,206    $ 10,608,937
Net realized gain (loss)
  from investment
  transactions                            220           50,661             1,289             1,568           (1,274)             --
Change in net unrealized
  appreciation (depreciation)
  of investments                  (10,859,173)      (1,343,004)      (11,626,371)         (572,900)      (8,555,845)        325,764
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  from operations                   3,919,379       13,510,223         3,738,445        14,806,331        2,085,087      10,934,701
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net
  investment income               (14,740,296)     (14,740,297)      (15,318,154)      (15,318,159)     (10,578,723)    (10,669,473)
From accumulated net realized
  gains from investment
  transactions                             --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders   (14,740,296)     (14,740,297)      (15,318,154)      (15,318,159)     (10,578,723)    (10,669,473)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets                   (10,820,917)      (1,230,074)      (11,579,709)         (511,828)      (8,493,636)        265,228
Net assets at the
  beginning of year               254,634,675      255,864,749       271,239,772       271,751,600      194,164,684     193,899,456
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year    $243,813,758     $254,634,675      $259,660,063      $271,239,772     $185,671,048    $194,164,684
====================================================================================================================================
Balance of undistributed net
  investment income at the
  end of year                    $    232,975     $    194,939      $    152,819      $    107,446     $    107,036    $     43,553
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                                              INSURED CALIFORNIA SELECT TAX-FREE    INSURED NEW YORK SELECT TAX-FREE
                                                              ----------------------------------    --------------------------------
                                                                    YEAR ENDED        YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                                       3/31/00           3/31/99          3/31/00            3/31/99
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 4,956,189     $ 4,968,932      $ 3,041,027       $ 3,036,887
Net realized gain (loss) from investment
  transactions                                                           332,845         102,624             (630)             (639)
Change in net unrealized appreciation
  (depreciation) of investments                                       (4,529,191)        220,687       (2,371,642)           63,716
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  from operations                                                        759,843       5,292,243          668,755         3,099,964
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income                              (4,955,596)     (4,955,598)      (3,047,612)       (3,047,515)
From accumulated net realized gains
  from investment transactions                                          (139,533)             --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                                     (5,095,129)     (4,955,598)      (3,047,612)       (3,047,515)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                 (4,335,286)        336,645       (2,378,857)           52,449
Net assets at the beginning of year                                   95,501,078      95,164,433       58,302,830        58,250,381
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                        $91,165,792     $95,501,078      $55,923,973       $58,302,830
====================================================================================================================================
Balance of undistributed net investment
  income at the end of year                                          $    23,426     $    22,833      $    64,908       $    71,493
====================================================================================================================================

                                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Trusts covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen Insured California Select Tax-Free Income Portfolio
(NXC) and Nuveen Insured New York Select Tax-Free Income Portfolio (NXN).

The Trusts are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The Trusts' investment adviser, Nuveen Institutional Advisory Corp. ( the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, administers the investments and maintains ongoing surveillance of such investments to insure that they continue to meet the Trusts' investment objectives and credit quality standards. The Adviser does not intend to adjust the portfolios except 1) to invest interest payments on municipal obligations that are not currently needed to pay dividends or expenses; 2) to reinvest principal payments on municipal obligations resulting from their maturity or early redemption; 3) to sell municipal obligations when the Adviser believes that continuing to hold them would be inconsistent with maintaining the Trusts' high credit quality, and to reinvest the proceeds of such sales; and 4) for certain other purposes.

The Trusts intend to liquidate all of their assets no later than the year 2017, unless extended, making a single liquidating distribution to shareholders at that time. Any extension of these dates may be made only by an amendment to each Trust's declaration of Trust approved by the Board of Trustees and by the shareholders.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.


Securities Valuation
The prices of municipal bonds in each investment portfolio are provided by a pricing service approved by the Trust's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.


Securities Transactions
Securities transactions are recorded on a trade-date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Trusts have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2000, there were no such outstanding purchase commitments in any of the Trusts.


Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.


Income Taxes
Each Trust is a separate taxpayer for federal income tax purposes. Each Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. In light of the Adviser's intention not to adjust the Trusts' investments except under limited conditions, it is expected that the Trusts will generally realize minimal, if any, amounts of both net realized capital gains and market discount. The Trusts intend to retain such minimal amounts and, therefore, will record a provision for federal income taxes on the amounts retained. To the extent more significant amounts of net capital gains are realized, the Trusts may elect to distribute such amounts to shareholders and no federal income tax provision on these amounts will then be required.

Furthermore, each Trust intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax for all Trusts and exempt from California state income taxes for Insured California Select Tax-Free and from New York state income taxes for Insured New York Select Tax-Free, to retain such tax-exempt status when distributed to shareholders of the Trusts. All income dividends paid during the fiscal year ended March 31, 2000, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.


Insurance
Insured California Select Tax-Free and Insured New York Select Tax-Free invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Trusts' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Trusts ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Trust. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Trusts' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Trusts the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.


Derivative Financial Instruments
The Trusts are not authorized to invest in derivative financial instruments.


Custodian Fee Credit
Each Trust has an arrangement with the custodian bank whereby the custodian fees and expenses are reduced by credits earned on each Trust's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.


Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


2. TRUST SHARES
There were no share transactions during the fiscal year ended March 31, 2000, nor during the fiscal year ended March 31, 1999, in any of the Trusts.


3. DISTRIBUTIONS TO SHAREHOLDERS
The Trusts declared dividend distributions from their tax-exempt net investment income which were paid May 1, 2000, to shareholders of record on April 15, 2000, as follows:

                                                              INSURED    INSURED
                                                           CALIFORNIA   NEW YORK
                       SELECT        SELECT       SELECT       SELECT     SELECT
                     TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE   TAX-FREE
--------------------------------------------------------------------------------
Dividend per share     $.0750        $.0725       $.0680       $.0660     $.0650
================================================================================

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities during the fiscal year ended March 31, 2000, were as follows:

                                                                                     INSURED      INSURED
                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities          $       --  $ 2,958,000   $       --   $2,702,084   $       --
   Short-term municipal securities          7,300,000   10,600,000    5,500,000    6,200,000    5,500,000
Sales and maturities:
   Long-term municipal securities           2,110,000    3,685,000      195,000    4,891,579       20,000
   Short-term municipal securities          5,500,000   10,400,000    6,200,000    6,900,000    5,000,000
=========================================================================================================


At March 31, 2000, the identified cost of investments owned for federal income tax purposes were as follows:

                                                                                     INSURED      INSURED
                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
---------------------------------------------------------------------------------------------------------
                                        $224,022,819  $242,310,072 $174,905,983  $86,307,333  $52,741,886
=========================================================================================================

At March 31, 2000, the following Trusts had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:


                                                                         INSURED
                                                                        NEW YORK
                                   SELECT       SELECT       SELECT       SELECT
                                 TAX-FREE   TAX-FREE 2   TAX-FREE 3     TAX-FREE
--------------------------------------------------------------------------------
Expiration year:
   2001                          $     --      $    --   $  200,114     $618,333
   2002                                --           --       15,243          432
   2003                                --           --           --        1,954
   2004                            77,435           --      170,137      321,550
   2005                            31,707       41,441      674,505        1,480
   2006                            24,357       44,578        3,603          828
   2007                                --           --           --          933
   2008                                --           --           --          538
--------------------------------------------------------------------------------
Total                            $133,499      $86,019   $1,063,602     $946,048
================================================================================

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at March 31, 2000, were as follows:

                                                                                     INSURED      INSURED
                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                          $16,139,018   $13,942,490   $8,235,379   $4,522,180   $2,550,630
   depreciation                             (213,822)     (205,695)    (101,535)    (564,527)        (376)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation              $15,925,196   $13,736,795   $8,133,844   $3,957,653   $2,550,254
=========================================================================================================

6. SURVEILLANCE AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES Under the Trusts' investment management agreements with the Adviser, each Trust pays an annual surveillance and administration fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Trust as follows:

                                                                   SELECT TAX-FREE 2
                                                                   SELECT TAX-FREE 3
                                                  INSURED CALIFORNIA SELECT TAX-FREE
AVERAGE DAILY NET ASSETS          SELECT TAX-FREE   INSURED NEW YORK SELECT TAX-FREE
------------------------------------------------------------------------------------
For the first $125 million             .2500 of 1%                       .3000 of 1%
For the next $125 million              .2375 of 1                        .2875 of 1
For the next $250 million              .2250 of 1                        .2750 of 1
For the next $500 million              .2125 of 1                        .2625 of 1
For the next $1 billion                .2000 of 1                        .2500 of 1
For net assets over $2 billion         .1875 of 1                        .2375 of 1
====================================================================================

The fee compensates the Adviser for performing ongoing administration, surveillance and portfolio adjustment services. The Trusts pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trusts from the Adviser or its affiliates.


7. COMPOSITION OF NET ASSETS
At March 31, 2000, each Trust had an unlimited number of $.01 par value shares of beneficial interest authorized. Net assets consisted of:

                                                                                      INSURED      INSURED
                                                                                   CALIFORNIA     NEW YORK
                                               SELECT        SELECT       SELECT       SELECT       SELECT
                                             TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
----------------------------------------------------------------------------------------------------------
Capital paid-in                          $    163,781  $    176,071 $    129,641  $    62,571 $     39,071
Paid-in surplus                           227,625,305   245,680,398  178,364,129   87,122,142   54,215,788
Balance of undistributed net
  investment income                           232,975       152,819      107,036       23,426       64,908
Accumulated net realized gain (loss) from
   investment transactions                   (133,499)      (86,562)  (1,063,602)          --     (946,337)
Net unrealized appreciation of investments 15,925,196    13,737,337    8,133,844    3,957,653    2,550,543
----------------------------------------------------------------------------------------------------------
Net assets                               $243,813,758  $259,660,063 $185,671,048  $91,165,792  $55,923,973
==========================================================================================================


8. Investment Composition
At March 31, 2000, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                                                      INSURED      INSURED
                                                                                   CALIFORNIA     NEW YORK
                                              SELECT        SELECT        SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2    TAX-FREE 3     TAX-FREE     TAX-FREE
-----------------------------------------------------------------------------------------------------------
Basic Materials                                    2%            3%          --%          --%          --%
Education and Civic Organizations                  2             6            2            2           21
Health Care                                        8             8            8            9            5
Housing/Multifamily                                9            11           10           --            5
Housing/Single Family                              7             6            4           --           --
Tax Obligation/General                             6             1            3           10            3
Tax Obligation/Limited                             9             7            4           18            5
Transportation                                     8             6           11           12            5
U.S. Guaranteed                                   48            48           41           31           42
Utilities                                         --            --           11           12            4
Water and Sewer                                    1             3            6            6           10
Other                                             --             1           --           --           --
----------------------------------------------------------------------------------------------------------
                                                 100%          100%         100%         100%         100%
==========================================================================================================

Certain long-term and intermediate-term investments owned by the Trusts are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (55% for Select Tax-Free, 62% for Select Tax-Free 2, 49% for Select Tax-Free 3, 100% for Insured California Select Tax-Free, and 100% for Insured New York Select Tax-Free). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Trusts' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Trust.

Financial Highlights

     FINANCIAL HIGHLIGHTS

     Selected data for a share outstanding throughout each year:

                                                 INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                            --------------------------------      ------------------------------
                                                          NET
                                                          REALIZED/
                               BEGINNING    NET           UNREALIZED              NET
                               NET ASSET    INVESTMENT    INVESTMENT              INVESTMENT     CAPITAL
                               VALUE        INCOME        GAIN (LOSS)  TOTAL      INCOME         GAINS     TOTAL
-----------------------------------------------------------------------------------------------------------------
SELECT TAX-FREE
Year Ended 3/31:
     2000                      $15.55       $.90          $(.66)       $ .24      $(.90)         $--       $(.90)
     1999                       15.62        .90           (.07)         .83       (.90)          --        (.90)
     1998                       15.15        .90            .47         1.37       (.90)          --        (.90)
     1997                       15.07        .90            .10         1.00       (.92)          --        (.92)
     1996                       14.71        .91            .39         1.30       (.94)          --         .94)
SELECT TAX-FREE 2
Year Ended 3/31:
     2000                       15.41        .87           (.66)         .21       (.87)          --        (.87)
     1999                       15.43        .87           (.02)         .85       (.87)          --        (.87)
     1998                       14.95        .88            .49         1.37       (.89)          --        (.89)
     1997                       14.92        .88            .04          .92       (.89)          --        (.89)
     1996                       14.57        .88            .38         1.26       (.91)          --        (.91)
SELECT TAX-FREE 3
Year Ended 3/31:
     2000                       14.98        .82           (.66)         .16       (.82)          --        (.82)
     1999                       14.96        .82            .02          .84       (.82)          --        (.82)
     1998                       14.35        .82            .62         1.44       (.83)          --        (.83)
     1997                       14.23        .82            .13          .95       (.83)          --        (.83)
     1996                       13.90        .83            .34         1.17       (.84)          --        (.84)
INSURED CALIFORNIA
  SELECT TAX-FREE
Year Ended 3/31:
     2000                       15.26        .79           (.67)         .12       (.79)         (.02)      (.81)
     1999                       15.21        .79            .05          .84       (.79)          --        (.79)
     1998                       14.53        .79            .69         1.48       (.80)          --        (.80)
     1997                       14.42        .80            .11          .91       (.80)          --        (.80)
     1996                       14.16        .80            .27         1.07       (.81)          --        (.81)
INSURED NEW YORK
  SELECT TAX-FREE
Year Ended 3/31:
     2000                       14.92        .78           (.61)         .17       (.78)          --        (.78)
     1999                       14.91        .78            .01          .79       (.78)          --        (.78)
     1998                       14.28        .78            .63         1.41       (.78)          --        (.78)
     1997                       14.25        .78            .03          .81       (.78)          --        (.78)
     1996                       14.04        .78            .21          .99       (.78)          --        (.78)
=================================================================================================================

                                                              TOTAL RETURNS
                                                          ---------------------
                               ENDING                                  BASED ON
                               NET          ENDING        BASED ON     NET
                               ASSET        MARKET        MARKET       ASSET
                               VALUE        VALUE         VALUE*       VALUE*
--------------------------------------------------------------------------------
SELECT TAX-FREE
Year Ended 3/31:
     2000                      $14.89       $13.6875      (11.09)%     1.62%
     1999                       15.55        16.3750        9.02       5.43
     1998                       15.62        15.8750       14.06       9.24
     1997                       15.15        14.7500        4.58       6.79
     1996                       15.07        15.0000        9.14       8.97
SELECT TAX-FREE 2
Year Ended 3/31:
     2000                       14.75        13.3750       (10.38)     1.43
     1999                       15.41        15.8750         9.51      5.63
     1998                       15.43        15.3125        14.92      9.34
     1997                       14.95        14.1250          .93      6.34
     1996                       14.92        14.8750        13.02      8.79
SELECT TAX-FREE 3
Year Ended 3/31:
     2000                       14.32        12.8750       (10.29)     1.11
     1999                       14.98        15.2500         7.78      5.76
     1998                       14.96        14.9375        19.38     10.24
     1997                       14.35        13.2500         3.30      6.85
     1996                       14.23        13.6250        11.41      8.56
INSURED CALIFORNIA
  SELECT TAX-FREE
Year Ended 3/31:
     2000                       14.57        13.7500       (7.57)       .90
     1999                       15.26        15.7500        8.22       5.65
     1998                       15.21        15.3125       16.52      10.41
     1997                       14.53        13.8750        3.06       6.46
     1996                       14.42        14.2500        9.80       7.67
INSURED NEW YORK
  SELECT TAX-FREE
Year Ended 3/31:
     2000                       14.31        12.6875      (11.18)     1.21
     1999                       14.92        15.1250        6.14      5.40
     1998                       14.91        15.0000       18.31     10.07
     1997                       14.28        13.3750        4.91      5.79
     1996                       14.25        13.5000        8.94      7.13
================================================================================

                                                            RATIOS/SUPPLEMENTAL DATA
                               ----------------------------------------------------------------------------------
                                                   BEFORE CREDIT                AFTER CREDIT**
                                            ---------------------------   -----------------------
                                                             RATIO OF NET              RATIO OF NET
                               ENDING       RATIO OF         INVESTMENT   RATIO OF     INVESTMENT
                               NET          EXPENSES TO      INCOME TO    EXPENSES TO  INCOME TO        PORTFOLIO
                               ASSETS       AVERAGE          AVERAGE      AVERAGE      AVERAGE          TURNOVER
                               (000)        NET ASSETS       NET ASSETS   NET ASSETS   NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------
SELECT TAX-FREE
Year Ended 3/31:
     2000                      $243,814     .36%             5.97%        .36%         5.97%           --%
     1999                       254,635     .36              5.78         .36          5.78             1
     1998                       255,865     .36              5.83         .36          5.83             1
     1997                       248,092     .39              5.97         .39          5.97             1
     1996                       246,858     .36              6.02         .36          6.02             1
SELECT TAX-FREE 2
Year Ended 3/31:
     2000                       259,660     .40              5.82         .40          5.82             1
     1999                       271,240     .40              5.65         .40          5.65             1
     1998                       271,752     .40              5.72         .40          5.72            --
     1997                       263,176     .42              5.86         .42          5.86             2
     1996                       262,768     .42              5.89         .42          5.89             1
SELECT TAX-FREE 3
Year Ended 3/31:
     2000                       185,671     .41              5.65         .41          5.65            --
     1999                       194,165     .42              5.45         .42          5.45            --
     1998                       193,899     .42              5.56         .42          5.56            --
     1997                       186,065     .44              5.74         .44          5.74             5
     1996                       184,464     .44              5.79         .44          5.79             4
INSURED CALIFORNIA
  SELECT TAX-FREE
Year Ended 3/31:
     2000                        91,166     .45              5.37         .45          5.38             3
     1999                        95,501     .44              5.20         .44          5.20             1
     1998                        95,164     .44              5.31         .44          5.31            --
     1997                        90,894     .45              5.47         .45          5.47            --
     1996                        90,223     .44              5.50         .44          5.50            --
INSURED NEW YORK
  SELECT TAX-FREE
Year Ended 3/31:
     2000                        55,924     .51              5.36         .49          5.37            --
     1999                        58,303     .49              5.19         .49          5.19            --
     1998                        58,250     .49              5.30         .49          5.30            --
     1997                        55,782     .51              5.42         .51          5.42            --
     1996                        55,682     .48              5.44         .48          5.44            --
=================================================================================================================

* Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

**   After custodian fee credit, where applicable.


Build Your Wealth Automatically

Sidebar text: Nuveen offers a number of convenient ways to add to your portfolio and earn the tax-free income you need to achieve your financial goals.

Sidebar text: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.


NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check or can be deposited directly into your bank or brokerage account.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. You'll also potentially benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time.

Dollar-cost averaging does not ensure a profit, nor does it protect you against loss in a declining market. Because such a plan involves continuous investment regardless of fluctuating prices, investors should consider their financial ability to continue purchases through periods of low price levels.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own. Income or capital gains taxes may be payable on dividends or distributions that are reinvested.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can also reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us at (800) 257-8787.

Fund Information

BOARD OF TRUSTEES
James F. Bacon
Jack B. Evans
William T. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Shelia W. Wellington

FUND MANAGER
Nuveen Institutional Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



FUND POLICIES
The Board of Trustees of your Fund recently modified certain investment policies of the Fund. The Fund was formerly not permitted to invest more than 5% of its total assets in Municipal Leases that contain "non-appropriation" clauses. In addition, your Fund was not permitted to invest more than 10% of its total assets in Municipal Leases and securities that are unmarketable, illiquid or not readily marketable. The Municipal Lease market has matured since the Fund's inception, and non-appropriation leases have become more liquid and widely accepted. The Nuveen Exchange-Traded Fund Board has eliminated the restrictions noted above, replacing them with requirements that the Funds limit investments in non-appropriation Municipal Leases to those that meet one or more of six criteria that indicate that the issuer will be motivated to continue to appropriate monies to make the payments under the Municipal Lease.

The Board also eliminated the Fund's policy not to invest more than 5% of its total assets in unsecured obligations of issuers which, together with their predecessors, have been in operation for less than three years.


Each Trust intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended March 31, 2000. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors for Generations

Photo of: John Nuveen, Sr.
JOHN NUVEEN, SR.



For over a century, generations of Americans have relied on Nuveen to help them grow and keep the money they've earned. Financial advisers, investors and their families have associated Nuveen investments with quality, expertise and dependability since 1898. That is why financial advisers have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisers and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

Invest well. Look ahead. Leave your mark.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.





LOGO: NUVEEN Investments
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com


                                                                      PSA-1-3-00